UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

175 Federal Street, Suite #875
Boston, MA 02110
(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
175 Federal Street, Suite #875
Boston, MA 02110
(Name and address of agent for service)

(617) 917-2605
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

Annual Report

June 30, 2019

ERShares Global Fund (formerly EntrepreneurShares Global Fund)

ERShares US Small Cap Fund (formerly Entrepreneur U.S. Small Cap Fund)

ERShares US Large Cap Fund (formerly Entrepreneur U.S. Large Cap Fund)

Each a series of EntrepreneurSharesTM Series Trust
c/o UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on https://www.entrepreneurshares.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by visiting https://www.entrepreneurshares.com or by calling 877-271-8811.  If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling 877-271-8811 or, if you own your shares through a financial intermediary, by contacting your financial intermediary.  Your election to receive reports in paper will apply to all of the Funds in the EntrepreneurShares fund family.

EntrepreneurShares Series Trust

August 1, 2019

Dear Shareholders:

We are enclosing the report for results covering the fiscal period July 1, 2018 through June 30, 2019. We note that our performance is not symmetrical or consistent through the year with quarters in the past couple of years varying considerably from period to period. We note that the interpretation of results is best measured over an extended period, especially as measured against a consistent benchmark.

The objective of this letter is to provide our shareholders an informative review of our funds’ performances, present comparison of each fund’s performance vs. appropriate benchmarks, and discuss each fund’s top performing sector. Our funds include three mutual funds: ERShares Global Fund, ERShares US Large Cap Fund, and ERShares US Small Cap Fund, as well as two exchange-traded funds: ERShares Entrepreneur 30 ETF and ERShares Non-US Small Cap ETF.  The two exchange-traded funds are additional funds under the EntrepreneurShares Series Trust, covered under a separate annual report. Overall, all funds have positive annual returns, despite the dip in the market during Q4 2018.

Several key factors need to be addressed. First, our models work best during periods of market appreciation and low volatility. Our historical above average Up-Capture suggests that when markets rise, our Entrepreneurial stocks tend to rise faster. The corollary also tends to hold true: our above average Down-Capture suggests that during periods of market decline our Entrepreneurial stocks tend to fall faster than peer benchmarks. The period July 1, 2018 through June 30, 2019 included periods with extreme movements in both directions. Our funds performed as expected during these periods, though the timing of our reporting cycle encompasses two negative periods. If our funds were evaluated during a calendar year, investors would have an entirely different interpretation of results.

An important distinguishing characteristic of our strategy is that many of our alpha-generating Entrepreneurial stocks tend to fall in the Growth and High Beta classification. This includes a handful of sectors with most stocks residing within the Information Technology, Consumer Discretionary, Communication Services and Health Care sectors. When equity markets favor these sectors or Growth and High Beta stocks, our Entrepreneur portfolios tend to out-perform the markets over that time period.

ERShares Global Fund

ERShares Global Fund (“ENTIX”) is one of the three mutual funds. ENTIX is benched against the MSCI World Index (Net)1. During the last fiscal period, ENTIX performed 1.11% vs. 6.33%, respectively.

The ENTIX top performing sectors for the period were Real Estate, Information Technology, and Communication Services. ENTIX’s performance vs. the benchmark for the period was; 17.76% vs. 10.64%, 14.34% vs. 16.35%, and 9.53% vs. 3.94%, respectively. ENTIX’s worst performing sectors were Energy, Materials and Financials. ENTIX’s performance vs the benchmark for the period was: -16.26% vs -10.34%, -9.48% vs 1.78%, and -6.18% vs 2.24%, respectively.

ERShares US Large Cap Fund

ERShares US Large Cap Fund (“IMPLX”) is one of the three mutual funds. IMPLX is benched against the S&P 500 Index. During the last fiscal period, IMPLX performed 5.09% vs. 10.42%, respectively.

The IMPLX top performing sectors for the period were Real Estate, Health Care, and Information Technology. IMPLX’s performance vs. the benchmark for the period was; 21.55% vs. 16.79%, 14.28% vs. 12.98%, and 13.33% vs. 18.14%, respectively. IMPLX’s worst performing sectors for the period were Materials, Energy, and Communication Services. IMPLX’s performance vs. the benchmark for the period was; -32.60% vs. 9.08%, -22.67% vs. -24.91%, and 4.01% vs. -1.10%, respectively.

________________
Performance Source: Bloomberg
[1]
Reflects no deduction for fees, expenses or taxes. MSCI publishes two versions of this index reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. ENTIX believes that the net dividends version better reflects the returns U.S. investors might expect were they to invest directly in the component securities of the index.

EntrepreneurShares Series Trust

ERShares US Small Cap Fund

ERShares US Small Cap Fund (“IMPAX”) is one of the three mutual funds. IMPAX is benched against the S&P 600 Index. During the last fiscal period, IMPAX performed 1.57% vs. -4.88%, respectively.

The IMPAX top performing sectors for the period were Information Technology, Consumer Discretionary, and Real Estate. IMPAX’s performance vs. the benchmark for the period was; 39.75% vs. 3.00%, 12.03% vs. -8.33%, and 6.24% vs. 2.65%, respectively. IMPAX’s worst performing sectors for the period were Materials, Energy, and Consumer Staples. IMPAX’s performance vs. the benchmark for the period was; -32.60% vs. -10.75%, -31.75% vs. -37.08%, and -15.47% vs. -2.55%, respectively.

In this past fiscal year, we note that our relative performance is not consistent across strategies. We had relatively strong performance as measured against our benchmark in US Small Cap and relatively weak performance in US Large Cap and Global Funds. We do not see this divergence as a reflection of our Entrepreneur strategy, but rather, individual stock performance during a specific time period. We note that when our Funds’ performances are viewed on a calendar year basis or over an extended time period, different interpretations would follow. We continue to provide evidence that our Entrepreneur Model works over an extended period and extend our gratitude to all of our shareholders for continued support. We look forward to sharing more updates with you in the future.

Sincerely,

Joel Shulman Ph.D., CFA
Founder and Chief Investment Officer

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-271-8811 or visiting www.ershares.com.

Investors should consider carefully the investment objectives, risks, and charges and expenses before investing. For a full prospectus which contains this and other information about the Funds offered by EntrepreneurShares, call 1-877-271-8811. Please read the full prospectus carefully before investing. The Mutual Funds and ETFs are distributed by Foreside Fund Services, LLC.

The ERShares Global Fund and ERShares Non-US Small Cap ETF invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The ERShares US Small Cap Fund and ERShares Non-US Small Cap ETF invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The ERShares US Large Cap Fund and ERShares Entrepreneur 30 ETF is exposed to common stock risk. Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Additional risks are detailed in the prospectus.

The MSCI The World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The S&P 500 Total Return Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Returns assume the reinvestments of all dividends.

One cannot invest directly in an index.

Diversification does not guarantee a profit or assure against a loss.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

ERShares Global Fund

PERFORMANCE HIGHLIGHTS (Unaudited)

ERShares Global Fund vs. MSCI The World Index
Value of $10,000 Investment

This chart assumes an initial gross investment of $10,000 made in the Institutional Class on November 11, 2010 (commencement of operations of the Fund).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Total returns would have been lower/higher had the expenses not been waived or absorbed/recovered by Seaport Global Advisors, LLC. The Fund’s total net operational expenses, including underlying Funds, were 1.71% per the November 1, 2018 prospectus.

MSCI The World Index – A free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed markets.  Returns assume the reinvestments of all dividends.

Total Annualized Returns for the year or period ended June 30, 2019

			Since
			Inception
	1-Year	5-Year	(11/11/10)
ERShares Global Fund – Institutional Class	1.11%	8.41%	9.00%
MSCI The World Index	6.33%	6.60%	8.87%

ERShares US Small Cap Fund

PERFORMANCE HIGHLIGHTS (Unaudited)

ERShares US Small Cap Fund vs. Russell 2000 Total Return Index vs. S&P SmallCap 600 Index
Value of $10,000 Investment

This chart assumes an initial gross investment of $10,000 made in the Institutional Class on December 17, 2013 (commencement of operations of the Fund).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Total returns would have been lower had Capital Impact Advisors, LLC not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total net operational expenses, including underlying Funds, were 0.86% per the November 1, 2018 prospectus.

Effective June 30, 2019 the S&P SmallCap 600 was made the primary benchmark and the Russell 2000 Total Return Index was made a supplemental benchmark of the Fund.

S&P SmallCap 600 Index – An index that covers roughly the small-cap range of US stocks, using a capitalization-weighted index.

Russell 2000 Total Return Index – A subset of the Russell 3000® Total Return Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Returns assume the reinvestments of all dividends.

Total Annualized Returns for the year or period ended June 30, 2019
			Since
			Inception
	1-Year	5-Year	(12/17/13)
ERShares US Small Cap Fund – Institutional Class	1.58%	11.37%	11.54%
Russell 2000 Total Return Index	(3.31)%	7.06%	7.74%
S&P SmallCap 600 Index	(4.88)%	8.41%	8.84%

ERShares US Large Cap Fund

PERFORMANCE HIGHLIGHTS (Unaudited)

ERShares US Large Cap Fund vs. S&P 500 Total Return Index
Value of $10,000 Investment

This chart assumes an initial gross investment of $10,000 made in the Institutional Class on June 30, 2014 (commencement of operations of the Fund).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Total returns would have been lower had Capital Impact Advisors, LLC not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total net operational expenses, including underlying Funds, were 0.75% per the November 1, 2018 prospectus.

S&P 500 Total Return Index – Includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Returns assume the reinvestments of all dividends.

Total Annualized Returns for the year or period ended June 30, 2019

			Since
			Inception
	1-Year	5-Year	(6/30/14)
ERShares US Large Cap Fund – Institutional Class	5.09%	11.77%	11.77%
S&P 500 Total Return Index	10.42%	10.71%	10.71%

ERShares Global Fund

SECTOR ALLOCATION(1)
June 30, 2019 (Unaudited)

As a Percentage of Total Investments

TOP TEN HOLDINGS(1)(2)
as of June 30, 2019 (Unaudited)

Issuer	% of Net Assets
Amazon.com, Inc.	3.34%
Facebook, Inc. – Class A	2.68%
Alphabet, Inc. – Class A	2.21%
Berkshire Hathaway, Inc. – Class B	2.15%
Netflix, Inc.	1.91%
NVIDIA Corp.	1.82%
salesforce.com, Inc.	1.71%
SoftBank Group Corp.	1.70%
Partners Group Holding A.G.	1.65%
BlackRock, Inc.	1.64%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

ERShares US Small Cap Fund

SECTOR ALLOCATION(1)
June 30, 2019 (Unaudited)

As a Percentage of Total Investments

TOP TEN HOLDINGS(1)(2)
as of June 30, 2019 (Unaudited)

Issuer	% of Net Assets
Trade Desk, Inc. – Class A	1.68%
HubSpot, Inc.	1.63%
Insperity, Inc.	1.52%
Alteryx, Inc.	1.49%
LendingTree, Inc.	1.45%
Ultragenyx Pharmaceutical, Inc.	1.43%
Merit Medical Systems, Inc.	1.43%
Matador Resources Co.	1.40%
Yelp, Inc.	1.40%
Ollie’s Bargain Outlet Holdings, Inc.	1.40%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

ERShares US Large Cap Fund

SECTOR ALLOCATION(1)
June 30, 2019 (Unaudited)

As a Percentage of Total Investments

TOP TEN HOLDINGS(1)(2)
as of June 30, 2019 (Unaudited)

Issuer	% of Net Assets
Amazon.com, Inc.	7.47%
Facebook, Inc. – Class A	5.25%
Alphabet, Inc. – Class A	5.22%
Netflix, Inc.	4.56%
salesforce.com, Inc.	3.51%
Apple, Inc.	3.31%
Workday, Inc. – Class A	2.88%
Prologis, Inc. – REIT	2.57%
Veeva Systems, Inc. – Class A	2.50%
Intercontinental Exchange, Inc.	2.40%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

EntrepreneurShares Series Trust
EXPENSE EXAMPLE
June 30, 2019 (Unaudited)

As a shareholder of the ERShares Global Fund, the ERShares US Small Cap Fund, or the ERShares US Large Cap Fund (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees on shares held less than 5 business days and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other specific expenses for the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expense comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during the period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help determine the relevant total cost of owning different funds. In addition, if these transactional costs were included, shareholder costs would be higher.

ERShares Global Fund
			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	January 1, 2019 –
	January 1, 2019	June 30, 2019	June 30, 2019
Institutional Class – Actual(2)	$1,000.00	$1,190.00	$7.97
Institutional Class – Hypothetical
(5% annual return before expenses)	1,000.00	1,017.52	7.34

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Based on actual returns for the six-month period ended June 30, 2019 of 19.00%.

ERShares US Small Cap
			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	January 1, 2019 –
	January 1, 2019	June 30, 2019	June 30, 2019
Institutional Class – Actual(2)	$1,000.00	$1,190.10	$4.62
Institutional Class – Hypothetical
(5% annual return before expenses)	1,000.00	1,020.58	4.26

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Based on actual returns for the six-month period ended June 30, 2019 of 19.01%.

EntrepreneurShares Series Trust
EXPENSE EXAMPLE (Continued)
June 30, 2019 (Unaudited)

ERShares US Large Cap
			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	January 1, 2019 –
	January 1, 2019	June 30, 2019	June 30, 2019
Institutional Class – Actual(2)	$1,000.00	$1,212.60	$4.11
Institutional Class – Hypothetical
(5% return before expenses)	1,000.00	1,021.08	3.76

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Based on actual returns for the six-month period ended June 30, 2019 of 21.26%.

ERShares Global Fund

SCHEDULE OF INVESTMENTS
June 30, 2019

Shares		Fair Value
	COMMON STOCKS – 94.8%

	Apparel & Textile Products – 1.5%
24,471	Gildan Activewear, Inc.[1]	$946,538

	Asset Management – 3.3%
2,225	BlackRock, Inc.	1,044,192
1,342	Partners Group Holding A.G.[1]	1,054,409
		2,098,601
	Banking – 1.5%
9,831	First Republic Bank	959,997

	Biotechnology & Pharmaceutical – 9.0%
7,503	Ascendis Pharma A/S ADR*,[1]	863,971
5,281	Genmab A/S*,[1]	971,050
7,154	Jazz Pharmaceuticals PLC*	1,019,874
3,108	Regeneron Pharmaceuticals, Inc.*	972,804
1,011,678	Sino Biopharmaceutical Ltd.[1]	1,034,769
11,325	United Therapeutics Corp.*	884,030
		5,746,498
	Chemicals – 1.6%
1,856,395	Fufeng Group Ltd.*,[1]	1,014,735

	Commercial Services – 3.5%
4,075	Cintas Corp.	966,957
90,129	Clipper Logistics PLC[1]	323,361
39,100	JAC Recruitment Co., Ltd.[1]	920,789
		2,211,107
	Consumer Products – 1.4%
30,843	Fevertree Drinks PLC[1]	907,977

	Containers & Packaging – 1.6%
1,156,472	Nine Dragons Paper Holdings Ltd.[1]	1,025,942

	Electrical Equipment – 3.2%
20,760	Cognex Corp.	996,065
18,856	Renishaw PLC[1]	1,019,670
		2,015,735
	Engineering & Construction Services – 1.4%
58,015	HomeServe PLC[1]	874,572

	Health Care Facilities & Services – 1.5%
7,557	Universal Health Services, Inc. – Class B	985,357

	Institutional Financial Services – 3.1%
11,773	Intercontinental Exchange, Inc.	1,011,772
17,376	SEI Investments Co.	974,793
		1,986,565

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2019

Shares		Fair Value
	COMMON STOCKS (Continued)

	Insurance – 3.6%
21,239	Athene Holding Ltd. – Class A*	$914,551
6,428	Berkshire Hathaway, Inc. – Class B*	1,370,257
		2,284,808
	Iron & Steel – 1.6%
34,427	Steel Dynamics, Inc.	1,039,695

	Leisure Products – 1.3%
28,988	Spin Master Corp.*,[1],[2]	838,253

	Media – 14.2%
1,300	Alphabet, Inc. – Class A*	1,407,640
8,865	Facebook, Inc. – Class A*	1,710,945
53,873	GMO internet, Inc.[1]	975,376
3,321	Netflix, Inc.*	1,219,870
63,128	SEEK Ltd.[1]	937,790
2,990	Shopify, Inc.*,[1]	897,449
6,338	Spotify Technology S.A.*	926,742
4,689	VeriSign, Inc.*	980,751
		9,056,563
	Oil, Gas & Coal – 4.7%
24,662	Continental Resources, Inc.*	1,038,024
53,445	Geopark Ltd.*,[1]	990,870
48,163	Kinder Morgan, Inc.	1,005,643
		3,034,537
	Real Estate – 3.1%
13,506	Colliers International Group, Inc.[1]	967,300
12,520	Prologis, Inc. – REIT	1,002,852
		1,970,152
	Retail – Consumer Staples – 3.1%
14,927	Alimentation Couche-Tard, Inc. – Class B1	940,401
18,659	Walgreens Boots Alliance, Inc.	1,020,088
		1,960,489
	Retail – Discretionary – 6.2%
1,124	Amazon.com, Inc.*	2,128,440
67,532	Aritzia, Inc.*,[1]	865,292
83,116	Rakuten, Inc.[1]	986,769
		3,980,501
	Semiconductors – 3.4%
11,335	Microchip Technology, Inc.[3]	982,745
7,074	NVIDIA Corp.	1,161,763
		2,144,508

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2019

Shares		Fair Value
	COMMON STOCKS (Continued)

	Software – 10.7%
8,350	Check Point Software Technologies Ltd.*,[1]	$965,344
1,069	Constellation Software, Inc.[1]	1,007,493
3,434	NetEase, Inc. – ADR[1]	878,314
7,162	salesforce.com, Inc.*	1,086,690
7,671	Synopsys, Inc.*	987,181
173,356	Technology One Ltd.[1]	959,032
5,745	Veeva Systems, Inc. – Class A*	931,322
		6,815,376
	Specialty Finance – 4.3%
113,739	Financial Products Group Co., Ltd.[1]	938,902
3,507	FleetCor Technologies, Inc.*	984,941
121,708	Plus500 Ltd.[1]	806,853
		2,730,696
	Technology Services – 1.5%
4,782	Teleperformance[1]	958,140

	Telecommunications – 3.0%
22,560	SoftBank Group Corp.[1]	1,080,763
18,963	Vision, Inc.*,[1]	853,040
		1,933,803
	Transportation & Logistics – 1.5%
5,925	FedEx Corp.	972,825
	TOTAL COMMON STOCKS (Cost $53,106,088)	60,493,970

	SHORT-TERM INVESTMENTS – 6.9%
50,181	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 2.432%[4],[5]	50,181
3,384,595	Fidelity Investments Treasury Only Portfolio – Institutional Class, 2.135%[5]	3,384,595
957,737	Invesco Government & Agency Portfolio – Institutional Class, 2.367%[4],[5]	957,737
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,392,513)	4,392,513

	Total Investments – 101.7% (Cost $57,498,601)	64,886,483
	Liabilities in Excess of Other Assets – (1.7)%	(1,102,281)
	TOTAL NET ASSETS – 100.0%	$63,784,202

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
*	Non-income producing security.
[1]	Global Security, as classified by the Advisor, in accordance to the definition in the Fund’s prospectus.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total fair value of these securities is $838,253 which represents 1.3% of Net Assets.

[3]	All or a portion of shares are on loan. Total loaned securities had a fair value of $981,184.
[4]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $1,007,918.
[5]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2019

Percent of Net
Country of Risk	Assets
United States	58.0%
Canada	10.2%
Japan	9.0%
United Kingdom	4.9%
Hong Kong	3.2%
Australia	3.0%
China	3.0%
Denmark	2.9%
Israel	2.8%
Switzerland	1.7%
Colombia	1.5%
France	1.5%
101.7%

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS
June 30, 2019

Shares		Fair Value
	COMMON STOCKS – 93.0%

	Asset Management – 1.2%
37,099	Cohen & Steers, Inc.	$1,908,373

	Banking – 3.4%
106,499	Live Oak Bancshares, Inc.[1]	1,826,458
30,717	Pinnacle Financial Partners, Inc.	1,765,613
38,895	Preferred Bank	1,837,789
		5,429,860
	Biotechnology & Pharmaceutical – 15.4%
64,662	Allogene Therapeutics, Inc.*,[1]	1,736,175
12,400	Assembly Biosciences, Inc.*	167,276
183,470	Corcept Therapeutics, Inc.*,[1]	2,045,690
35,149	Eagle Pharmaceuticals, Inc.*	1,957,096
39,866	Global Blood Therapeutics, Inc.*,[1]	2,096,952
19,989	Guardant Health, Inc.*	1,725,650
102,198	Kura Oncology, Inc.*	2,012,279
18,148	Madrigal Pharmaceuticals, Inc.*,[1]	1,902,092
20,923	Neurocrine Biosciences, Inc.*	1,766,529
110,075	Omeros Corp.*,[1]	1,727,077
127,029	Puma Biotechnology, Inc.*,[1]	1,614,539
62,919	Supernus Pharmaceuticals, Inc.*	2,081,990
36,165	Ultragenyx Pharmaceutical, Inc.*	2,296,477
20,890	United Therapeutics Corp.*	1,630,673
		24,760,495
	Commercial Services – 4.1%
27,863	Avalara, Inc.*	2,011,708
121,565	Care.com, Inc.*	1,334,784
20,003	Insperity, Inc.	2,443,166
12,313	National Research Corp.	709,106
		6,498,764
	Consumer Products – 3.5%
27,294	Inter Parfums, Inc.	1,814,778
12,704	J&J Snack Foods Corp.	2,044,709
38,678	National Beverage Corp.[1]	1,726,199
		5,585,686
	Gaming, Lodging & Restaurants – 2.6%
44,321	Cheesecake Factory, Inc.	1,937,714
41,342	Texas Roadhouse, Inc.	2,218,825
		4,156,539
	Hardware – 5.1%
141,832	Casa Systems, Inc.*	911,980
61,402	Nutanix, Inc. – Class A*	1,592,768
23,991	Roku, Inc.*	2,173,105

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2019

Shares		Fair Value
	COMMON STOCKS (Continued)

	Hardware (Continued)
93,000	Super Micro Computer, Inc.*	$1,799,550
55,265	Vicor Corp.*	1,715,978
		8,193,381
	Health Care Facilities & Services – 1.4%
33,680	Medpace Holdings, Inc.*	2,203,346

	Home & Office Products – 1.1%
33,397	Meritage Homes Corp.*	1,714,602

	Institutional Financial Services – 1.3%
58,956	Moelis & Co. – Class A	2,060,512

	Insurance – 1.2%
54,764	Trupanion, Inc.*,[1]	1,978,623

	Iron & Steel – 1.2%
64,778	Steel Dynamics, Inc.	1,956,296

	Media – 8.5%
55,728	Cargurus, Inc.*	2,012,338
287,223	Entravision Communications Corp. – Class A	896,136
70,888	HealthStream, Inc.*	1,833,164
46,501	Shutterstock, Inc.	1,822,374
11,876	Trade Desk, Inc. – Class A*	2,705,115
30,449	World Wrestling Entertainment, Inc. – Class A1	2,198,722
65,871	Yelp, Inc.*	2,251,471
		13,719,320
	Medical Equipment & Devices – 6.0%
35,942	Genomic Health, Inc.*	2,090,746
67,985	LeMaitre Vascular, Inc.[1]	1,902,220
12,011	Masimo Corp.*	1,787,477
38,469	Merit Medical Systems, Inc.*	2,291,214
10,247	Penumbra, Inc.*	1,639,520
		9,711,177
	Oil, Gas & Coal – 2.6%
113,495	Matador Resources Co.*	2,256,281
383,612	W&T Offshore, Inc.*	1,902,715
		4,158,996
	Real Estate – 2.0%
76,293	GEO Group, Inc. – REIT	1,602,916
95,849	Medical Properties Trust, Inc. – REIT	1,671,606
		3,274,522
	Renewable Energy – 2.3%
102,289	Sunrun, Inc.*	1,918,941
123,068	Ameresco, Inc. – Class A*	1,812,792
		3,731,733

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2019

Shares		Fair Value
	COMMON STOCKS (Continued)

	Retail – Consumer Staples – 1.4%
25,800	Ollie’s Bargain Outlet Holdings, Inc.*	$2,247,438

	Retail – Discretionary – 1.2%
61,526	Stitch Fix, Inc. – Class A*,[1]	1,968,217

	Semiconductors – 2.3%
12,677	IPG Photonics Corp.*	1,955,427
12,987	Monolithic Power Systems, Inc.	1,763,375
		3,718,802
	Software – 14.1%
21,947	Alteryx, Inc.*,[1]	2,394,857
19,147	Appfolio, Inc. – Class A*,[1]	1,958,164
115,085	Box, Inc.*	2,026,647
56,636	Domo, Inc.*	1,547,295
15,327	HubSpot, Inc.*	2,613,560
10,823	MongoDB, Inc.*,[1]	1,646,070
24,143	New Relic, Inc.*	2,088,611
13,356	Okta, Inc.*	1,649,600
7,772	Paycom Software, Inc.*	1,762,068
23,900	Pegasystems, Inc.	1,701,919
27,991	SS&C Technologies Holdings, Inc.	1,612,561
10,511	Veeva Systems, Inc. – Class A*	1,703,938
		22,705,290
	Specialty Finance – 3.8%
10,622	Euronet Worldwide, Inc.*	1,787,045
41,204	Green Dot Corp. – Class A*	2,014,876
5,531	LendingTree, Inc.*,[1]	2,323,186
		6,125,107
	Technology Services – 3.5%
9,624	EPAM Systems, Inc.*	1,665,914
38,815	Forrester Research, Inc.	1,825,469
44,735	TTEC Holdings, Inc.	2,084,204
		5,575,587
	Telecommunications – 3.3%
34,674	Cogent Communications Holdings, Inc.	2,058,249
13,947	RingCentral, Inc. – Class A*	1,602,789
11,979	Twilio, Inc. – Class A*,[1]	1,633,337
		5,294,375
	Transportation & Logistics – 0.5%
52,523	Covenant Transportation Group, Inc. – Class A*	772,613
	TOTAL COMMON STOCKS (Cost $117,193,534)	149,449,654

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2019

Shares		Fair Value
	SHORT-TERM INVESTMENTS – 18.0%
980,840	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 2.432%[2],[3]	$980,840
9,174,395	Fidelity Investments Treasury Only Portfolio – Institutional Class, 2.135%[3]	9,174,395
18,720,042	Invesco Government & Agency Portfolio – Institutional Class, 2.367%[2],[3]	18,720,042
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,875,277)	28,875,277

	Total Investments – 111.0% (Cost $146,068,811)	178,324,931
	Liabilities in Excess of Other Assets – (11.0)%	(17,614,468)
	TOTAL NET ASSETS – 100.0%	$160,710,463

Percentages are stated as a percent of net assets.
REIT – Real Estate Investment Trusts
*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $19,490,461.
[2]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $19,700,882.
[3]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS
June 30, 2019

Shares		Fair Value
	COMMON STOCKS – 94.5%

	Aerospace & Defense – 0.9%
5,052	Huntington Ingalls Industries, Inc.	$1,135,386

	Asset Management – 2.2%
6,251	BlackRock, Inc.	2,933,594

	Banking – 1.4%
19,345	First Republic Bank	1,889,039

	Biotechnology & Pharmaceutical – 4.9%
43,378	Exelixis, Inc.*	926,988
23,866	Ionis Pharmaceuticals, Inc.*,1	1,533,868
7,699	Jazz Pharmaceuticals PLC*	1,097,570
7,582	Regeneron Pharmaceuticals, Inc.*	2,373,166
8,206	United Therapeutics Corp.*	640,560
		6,572,152
	Commercial Services – 1.4%
7,725	Cintas Corp.	1,833,065

	Consumer Products – 3.0%
23,716	Brown-Forman Corp. – Class B	1,314,578
6,652	Constellation Brands, Inc. – Class A	1,310,045
20,719	Monster Beverage Corp.*,1	1,322,494
		3,947,117
	Gaming, Lodging & Restaurants – 4.2%
4,235	Chipotle Mexican Grill, Inc.*,1	3,103,747
43,116	Las Vegas Sands Corp.	2,547,724
		5,651,471
	Hardware – 4.2%
22,299	Apple, Inc.	4,413,418
4,683	Arista Networks, Inc.*,1	1,215,801
		5,629,219
	Health Care Facilities & Services – 3.7%
13,021	UnitedHealth Group, Inc.	3,177,254
13,890	Universal Health Services, Inc. – Class B	1,811,117
		4,988,371
	Institutional Financial Services – 3.3%
37,249	Intercontinental Exchange, Inc.[1]	3,201,179
21,554	SEI Investments Co.	1,209,179
		4,410,358
	Iron & Steel – 0.8%
34,241	Steel Dynamics, Inc.	1,034,078

	Media – 15.0%
6,428	Alphabet, Inc. – Class A*	6,960,239
36,275	Facebook, Inc. – Class A*	7,001,075

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2019

Shares		Fair Value
	COMMON STOCKS (Continued)

	Media (Continued)
16,548	Netflix, Inc. *	$6,078,411
		20,039,725
	Medical Equipment & Devices – 2.7%
11,385	Danaher Corp.[1]	1,627,144
3,654	Intuitive Surgical, Inc.*	1,916,706
		3,543,850
	Oil, Gas & Coal – 2.7%
37,834	Continental Resources, Inc.*	1,592,433
60,227	Kinder Morgan, Inc.	1,257,540
40,566	Parsley Energy, Inc. – Class A*	771,160
		3,621,133
	Real Estate – 4.0%
13,892	Alexandria Real Estate Equities, Inc. – REIT[1]	1,960,023
42,812	Prologis, Inc. – REIT[1]	3,429,241
		5,389,264
	Retail – Consumer Staples – 0.7%
16,387	Walgreens Boots Alliance, Inc.	895,877

	Retail – Discretionary – 8.0%
5,254	Amazon.com, Inc.*	9,949,132
32,881	Urban Outfitters, Inc.*	748,043
		10,697,175
	Semiconductors – 4.4%
6,475	IPG Photonics Corp.*,1	998,769
22,061	Microchip Technology, Inc.[1]	1,912,689
17,620	NVIDIA Corp.	2,893,732
		5,805,190
	Software – 16.4%
24,892	Akamai Technologies, Inc.*	1,994,845
30,773	Cerner Corp.[1]	2,255,661
26,156	Fortinet, Inc.*	2,009,565
30,835	salesforce.com, Inc.*	4,678,594
23,211	SS&C Technologies Holdings, Inc.	1,337,186
18,804	Synopsys, Inc.*	2,419,887
20,507	Veeva Systems, Inc. – Class A*	3,324,390
18,681	Workday, Inc. – Class A*	3,840,440
		21,860,568
	Specialty Finance – 4.2%
9,625	FleetCor Technologies, Inc.*	2,703,181
40,511	Square, Inc. – Class A*	2,938,263
		5,641,444

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2019

Shares		Fair Value
	COMMON STOCKS (Continued)

	Technology Services – 2.0%
4,768	CoStar Group, Inc.*	$2,641,758

	Telecommunications – 2.9%
21,325	RingCentral, Inc. – Class A*	2,450,669
42,237	Zayo Group Holdings, Inc.*	1,390,020
		3,840,689
	Transportation & Logistics – 1.5%
12,188	FedEx Corp.	2,001,148
	TOTAL COMMON STOCKS (Cost $82,448,459)	126,001,671

	SHORT-TERM INVESTMENTS – 8.4%
186,960	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 2.432%[2,3]	186,960
7,400,026	Fidelity Investments Treasury Only Portfolio – Institutional Class, 2.135%[3]	7,400,026
3,568,268	Invesco Government & Agency Portfolio – Institutional Class, 2.367%[2,3]	3,568,268
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,155,254)	11,155,254

	Total Investments – 102.9% (Cost $93,603,713)	137,156,925
	Liabilities in Excess of Other Assets – (2.9)%	(3,836,110)
	TOTAL NET ASSETS – 100.0%	$133,320,815

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $3,673,737.
[2]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $3,755,228.
[3]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	ERShares	ERShares	ERShares
	Global	US Small	US Large
	Fund	Cap Fund	Cap Fund
ASSETS:
Investments, at cost	$57,498,601	$146,068,811	$93,603,713
Investments, at fair value[1]	$64,886,483	$178,324,931	$137,156,925
Receivables:
Dividends and interest	65,386	82,452	55,148
Investment securities sold	—	2,193,491	—
Fund shares sold	—	41,745	25,000
Securities lending income	51	19,012	299
Prepaid expenses	9,935	14,002	18,863
Total assets	64,961,855	180,675,633	137,256,235

LIABILITIES:
Collateral due to broker for securities loaned	1,007,918	19,700,882	3,755,228
Payables:
Fund shares redeemed	—	17,639	4,008
Due to custodian	—	10,925	—
Advisory fees	130,322	179,619	126,949
Auditing fees	19,150	19,150	19,150
Fund accounting and administration fees	5,213	13,101	10,926
Transfer agent fees and expenses	3,281	4,313	4,968
Custody fees	2,880	2,322	1,824
Legal fees	2,630	7,263	5,544
Pricing fees	1,603	1,647	1,207
Trustees’ fees and expenses	1,053	2,846	2,185
Shareholder reporting fees	698	1,882	1,859
Accrued other expenses	2,905	3,581	1,572
Total liabilities	1,177,653	19,965,170	3,935,420

NET ASSETS	$63,784,202	$160,710,463	$133,320,815

COMPONENTS OF NET ASSETS:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$54,621,134	$119,899,195	$89,788,763
Total distributable earnings[2]	9,163,068	40,811,268	43,532,052
NET ASSETS	$63,784,202	$160,710,463	$133,320,815
Institutional Class:
Shares of beneficial interest issued and outstanding	4,042,456	12,647,052	8,787,122
Net asset value per share	$15.78	$12.71	$15.17

[1]	Includes securities on loan of $981,184, $19,490,461, and $3,673,737, respectively (see Note 2).
[2]
The Funds have adopted certain disclosure requirements in Regulation S-X, which require the presentation of total, rather than the components of distributable earnings on the Statements of Assets and Liabilities and Statements of Changes in Net Assets, (see Note 12).

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust
STATEMENTS OF OPERATIONS
For the year ended June 30, 2019

	ERShares	ERShares	ERShares
	Global	US Small	US Large
	Fund	Cap Fund	Cap Fund
INVESTMENT INCOME:
Dividend income*	$670,834	$1,001,073	$775,225
Interest income	54,082	228,451	137,649
Securities lending income	432	99,686	1,422
Total investment income	725,348	1,329,210	914,296

EXPENSES:
Advisory fees	760,570	1,194,040	822,425
Fund accounting and administration fees	30,423	79,602	63,263
Registration fees	23,470	25,392	22,092
Auditing fees	16,508	16,508	16,508
Transfer agent fees and expenses	13,026	16,715	19,288
Legal fees	12,618	32,361	25,723
Custody fees	11,224	10,199	8,025
Pricing expense	10,840	10,587	7,835
Miscellaneous	5,671	5,270	2,345
Trustees’ fees and expenses	3,393	9,450	7,255
Shareholder reporting fees	2,616	5,550	5,766
Insurance fees	1,559	5,154	4,333
Chief Compliance Officer fees	580	1,314	1,038
Total expenses	892,498	1,412,142	1,005,896
Advisory fees recovered/(waived)	53,445	(58,897)	(56,945)
Net expenses	945,943	1,353,245	948,951
NET INVESTMENT LOSS	(220,595)	(24,035)	(34,655)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,937,645	12,668,827	106,747
Foreign currency transactions	(536)	—	—
Net realized gain	1,937,109	12,668,827	106,747
Net change in unrealized appreciation/(depreciation) on:
Investments	(973,367)	(10,033,860)	6,324,863
Foreign currency translations	2,415	(4)	2
Net change in unrealized appreciation/(depreciation)	(970,952)	(10,033,864)	6,324,865
Net realized and unrealized gain	966,157	2,634,963	6,431,612
NET INCREASE IN NET
ASSETS FROM OPERATIONS	$745,562	$2,610,928	$6,396,957
* Net of foreign tax withheld of:	$53,655	$—	$—

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(220,595)	$(315,239)
Net realized gain on investments and foreign currency transactions	1,937,109	2,203,842
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(970,952)	5,406,125
Net increase in net assets resulting from operations	745,562	7,294,728

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
Distributions[1]	(1,496,411)	(3,034,872)
Total distributions to shareholders	(1,496,411)	(3,034,872)

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	3,478,107	31,491,725
Reinvestment of distributions	1,069,997	2,898,919
Cost of shares redeemed[2]	(3,095,290)	(2,501,250)
Net increase in net assets from capital transactions	1,452,814	31,889,394

TOTAL INCREASE IN NET ASSETS	701,965	36,149,250

NET ASSETS:
Beginning of year	63,082,237	26,932,987
End of year	$63,784,202	$63,082,237

[1]
The Fund has adopted certain disclosure requirements in Regulation S-X, which require the presentation of total, rather than the components of distributable earnings on the Statement of Assets and Liabilities and Statement of Changes in Net Asset (see Note 12). The presentation of prior year distributions has been presented to conform to the current year presentation. In the prior year, distributions from net realized gains were $3,034,872.

[2]	Net of redemption fee proceeds of $11 and $40, respectively.

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income loss	$(24,035)	$(150,131)
Net realized gain on investments	12,668,827	26,860,779
Net change in unrealized appreciation/depreciation on investments	(10,033,864)	12,222,905
Net increase in net assets resulting from operations	2,610,928	38,933,553

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
Distributions[1]	(24,613,660)	(12,726,215)
Total distributions to shareholders	(24,613,660)	(12,726,215)

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	25,314,608	937,472
Reinvestment of distributions	24,552,715	12,645,894
Cost of shares redeemed[2]	(26,589,479)	(1,202,626)
Retail Class[3]
Cost of shares redeemed	—	(11,280)
Net increase in net assets from capital transactions	23,277,844	12,369,460

TOTAL INCREASE IN NET ASSETS	1,275,112	38,576,798

NET ASSETS:
Beginning of year	159,435,351	120,858,553
End of year	$160,710,463	$159,435,351

[1]
The Fund has adopted certain disclosure requirements in Regulation S-X, which require the presentation of total, rather than the components of distributable earnings on the Statement of Assets and Liabilities and Statement of Changes in Net Asset (see Note 12). The presentation of prior year distributions has been presented to conform to the current year presentation. In the prior year, distributions from net realized gains were $12,726,215.

[2]	Net of redemption fee proceeds of $2,083 and $6, respectively.
[3]	Inception date of Retail Class was March 10, 2017. The Retail Class was liquidated on July 31, 2017.

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment (loss)	$(34,655)	$(130,977)
Net realized gain on investments	106,747	7,039,667
Net change in unrealized appreciation/depreciation on investments	6,324,865	20,911,186
Net increase in net assets resulting from operations	6,396,957	27,819,876

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
Distributions[1]	(2,291,347)	(10,164,109)
Total distributions to shareholders	(2,291,347)	(10,164,109)

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	8,508,813	4,156,907
Reinvestment of distributions	2,284,603	9,867,252
Cost of shares redeemed[2]	(5,970,392)	(15,111,059)
Net increase (decrease) in net assets from capital transactions	4,823,024	(1,086,900)

TOTAL INCREASE IN NET ASSETS	8,928,634	16,568,867

NET ASSETS:
Beginning of year	124,392,181	107,823,314
End of year	$133,320,815	$124,392,181

[1]
The Fund has adopted certain disclosure requirements in Regulation S-X, which require the presentation of total, rather than the components of distributable earnings on the Statement of Assets and Liabilities and Statement of Changes in Net Asset (see Note 12). The presentation of prior year distributions has been presented to conform to the current year presentation. In the prior year, distributions from net investment income and net realized gains were $74,946 and $10,089,163, respectively.

[2]	Net of redemption fee proceeds of $94 and $3,066, respectively.

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each year.

	Year Ended June 30,
	2019	2018	2017	2016	2015
Per Share Data:
Net asset value, beginning of year	$16.07	$14.65	$11.81	$12.19	$13.19

Income from investment operations:
Net investment loss[1]	(0.06)	(0.10)	(0.07)	(0.07)	(0.08)
Net realized and unrealized
gain (loss) on investments	0.16	2.77	2.91	(0.27)	0.48
Total from investment operations	0.10	2.67	2.84	(0.34)	0.40

Less distributions:
From net investment income	—	—	—	(0.04)	—
From net realized gain	(0.39)	(1.25)	—	—	(1.40)
Total distributions	(0.39)	(1.25)	—	(0.04)	(1.40)
Net asset value, end of year	$15.78	$16.07	$14.65	$11.81	$12.19
Total return[2]	1.11%	18.65%	24.05%	(2.75)%	3.49%

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$63,784	$63,082	$26,933	$21,782	$5,517
Ratio of expenses to average net assets:
Before fees waived/recovered	1.47%	1.53%	1.74%	2.52%	2.03%
After fees waived/recovered	1.56%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment loss
to average net assets:
Before fees waived/recovered	(0.27)%	(0.47)%	(0.57)%	(1.43)%	(0.96)%
After fees waived/recovered	(0.36)%	(0.64)%	(0.53)%	(0.61)%	(0.63)%
Portfolio turnover rate	23%	38%	65%	71%	69%[3]

[1]	Based on average shares method.
[2]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares (see Note 3).

[3]	Includes the value of portfolio securities delivered as a result of an in-kind redemption.

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each year.

	Year Ended June 30,
	2019	2018	2017	2016	2015
Per Share Data:
Net asset value, beginning of year	$15.27	$12.75	$9.72	$11.45	$10.68

Income from investment operations:
Net investment income (loss)[1]	— [2]	(0.02)	0.01	0.02	— [2]
Net realized and unrealized
gain (loss) on investments	(0.28)	3.89	3.04	(1.14)	0.77
Total from investment operations	(0.28)	3.87	3.05	(1.12)	0.77

Less distributions:
From net investment income	—	—	(0.02)	— [2]	— [2]
From net realized gain	(2.28)	(1.35)	—	(0.61)	—
Total distributions	(2.28)	(1.35)	(0.02)	(0.61)	— [2]
Net asset value, end of year	$12.71	$15.27	$12.75	$9.72	$11.45
Total return[3]	1.58%	32.42%	31.39%	(9.63)%	7.26%

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$160,710	$159,435	$120,847	$130,705	$143,122
Ratio of expenses to average net assets:
Before fees waived	0.89%	0.90%	0.90%	0.91%	0.89%
After fees waived	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss)
to average net assets:
Before fees waived	(0.05)%	(0.16)%	(0.18)%	0.11%	(0.08)%
After fees waived	(0.01)%	(0.11)%	(0.13)%	0.17%	(0.04)%
Portfolio turnover rate	43%	72%	53%	67%	107%

[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares (see Note 3).

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each year.

	Year Ended June 30,
	2019	2018	2017	2016	2015
Per Share Data:
Net asset value, beginning of year	$14.75	$12.61	$10.65	$10.77	$10.00

Income from investment operations:
Net investment income (loss)[1]	— [2]	(0.02)	0.04	0.07	0.04
Net realized and unrealized
gain (loss) on investments	0.69	3.48	2.10	(0.12)	0.74
Total from investment operations	0.69	3.46	2.14	(0.05)	0.78

Less distributions:
From net investment income	—	(0.01)	(0.06)	(0.07)	(0.01)
From net realized gain	(0.27)	(1.31)	(0.12)	—	—
Total distributions	(0.27)	(1.32)	(0.18)	(0.07)	(0.01)
Net asset value, end of year	$15.17	$14.75	$12.61	$10.65	$10.77
Total return[3]	5.09%	28.67%	20.26%	(0.49)%	7.77%

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$133,321	$124,392	$107,823	$88,495	$82,980
Ratio of expenses to average net assets:
Before fees waived	0.79%	0.81%	0.82%	0.83%	0.83%
After fees waived	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss)
to average net assets:
Before fees waived	(0.07)%	(0.18)%	0.26%	0.59%	0.28%
After fees waived	(0.03)%	(0.12)%	0.33%	0.67%	0.36%
Portfolio turnover rate	0%	43%	43%	77%	90%

[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares (see Note 3).

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1. ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The ERShares Global Fund formerly known as the EntrepreneurShares Global Fund (the “Global Fund”), the ERShares US Small Cap Fund formerly known as the Entrepreneur U.S. Small Cap Fund (the “US Small Cap Fund”), and the ERShares US Large Cap Fund formerly known as the Entrepreneur U.S. Large Cap Fund (the “US Large Cap Fund”) (each separately a “Fund”, or collectively, “the Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The Global Fund commenced operations on November 11, 2010. The US Small Cap Fund commenced operations on December 17, 2013. The US Large Cap Fund commenced operations on June 30, 2014.

The investment objective of the Global Fund is long-term capital appreciation. The Global Fund seeks to achieve its objective by investing in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by EntrepreneurShares, LLC, the Global Fund’s Sub-Advisor, and Seaport Global Advisors, LLC formerly known as Weston Capital Advisors, LLC, the Global Fund’s investment advisor. Dr. Joel M. Shulman has been the Global Fund’s portfolio manager since November 11, 2010 and Managing Director of the Advisor and President of the Sub-Advisor.

The investment objective of the US Small Cap Fund is long-term capital appreciation. The US Small Cap Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of U.S. companies with market capitalization that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the US Small Cap Fund’s investment advisor. Dr. Joel M. Shulman has been the US Small Cap Fund’s portfolio manager since December 17, 2013 and Chief Executive Officer of the Advisor.

The investment objective of the US Large Cap Fund is long-term capital appreciation. The US Large Cap Fund seeks to achieve its objective by investing in equity securities of U.S. companies with market capitalizations that are above $5 billion at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the US Large Cap Fund’s investment advisor. Dr. Joel M. Shulman has been the US Large Cap Fund’s portfolio manager since June 30, 2014 and is Managing Director of the Advisor.

The Global Fund, US Small Cap Fund and the US Large Cap Fund offer one share class, the Institutional Class. Effective January 10, 2013, the Global Fund ceased offering Retail Class shares to the public. The remaining Retail Class shares were converted into Institutional Class shares. Effective June 30, 2017, the US Small Cap Fund ceased offering Retail Class shares to the public. As described in the Prospectus, the Institutional Class shares do not have a 12b-1 fee.  The US Small Cap Fund Retail Class shares were subject to a 0.25% distribution fee of average daily net assets. On July 31, 2017, the US Small Cap Fund Retail Class shares were liquidated at the net asset value.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Valuation
The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers,

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter (“OTC”) market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments with 61 days or more to maturity at time of purchase are valued at fair market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale.

Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Funds with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access at the measurement date;
Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data; and

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Level 3:
Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. During the fiscal year ended June 30, 2019, the Funds did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.  The tables below are a summary of the inputs used to value the Funds’ investments as of June 30, 2019.

Global Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$60,493,970	$—	$—	$60,493,970
Short-Term Investments	4,392,513	—	—	4,392,513
Total Investments	$64,886,483	$—	$—	$64,886,483

US Small Cap Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$149,449,654	$—	$—	$149,449,654
Short-Term Investments	28,875,277	—	—	28,875,277
Total Investments	$178,324,931	$—	$—	$178,324,931

US Large Cap Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$126,001,671	$—	$—	$126,001,671
Short-Term Investments	11,155,254	—	—	11,155,254
Total Investments	$137,156,925	$—	$—	$137,156,925

*  For further information regarding security characteristics, please see the Schedules of Investments.

Use of Estimates and Indemnifications
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Federal Income Taxes
The Funds intend to continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of their net investment income and net realized gains to shareholders.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the period ended June 30, 2019. The Funds would recognize interest and penalties, if any, related to uncertain tax benefits in the Statements of Operations. During the period ended June 30, 2019, the Funds did not incur any interest or penalties. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

Distribution to Shareholders
The Funds intend to continue to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Foreign Currency Transactions
The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds isolate portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are reflected as net realized and unrealized gain or loss on transactions and translations in the Statements of Operations.

Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.  Net realized gains or losses are determined using the best tax identification method.

Securities Lending
The Funds may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

At June 30, 2019, the value of securities loaned and cash collateral received are as follows:

	Value of Securities Loaned	Cash Collateral Received
Global Fund	$ 981,184	$ 1,007,918
US Small Cap Fund	$19,490,461	$19,700,882
US Large Cap Fund	$ 3,673,737	$ 3,755,228

Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

Disclosures about Offsetting Assets and Liabilities

Requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement   disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’ Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds.  Please reference the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

3. AGREEMENTS

Global Fund’s Investment Advisory Agreement
Seaport Global Advisors, LLC, a related party of the Global Fund, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund. These services are provided under the terms of an investment advisory agreement between the Trust and Seaport Global Advisors, LLC, pursuant to which Seaport Global Advisors, LLC receives an annual advisory fee equal to 1.25% of the Global Fund’s average net assets.

Through November 1, 2019, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the Global Fund to the amounts of 1.70% per annum of net assets attributable to such shares of the Global Fund.

Seaport Global Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Seaport Global Advisors, LLC .

During the year ended June 30, 2019, the Global Fund has used all previously recoverable expenses, totaling $53,445.

Sub-Advisory services are provided to the Global Fund, pursuant to an agreement between Seaport Global Advisors, LLC and EntrepreneurShares, LLC (the “Sub-Advisor”). Under the terms of this sub-advisory agreement, Seaport Global Advisors, LLC, not the Global Fund, compensates the Sub-Advisor based on the Global Fund’s average net assets. Certain officers of Seaport Global Advisors, LLC are also officers of the Sub-Advisor. Dr. Shulman is a majority owner of both Seaport Global Advisors, LLC and the Sub-Advisor.

US Small Cap Fund and US Large Cap Fund Investment Advisory Agreement
Capital Impact Advisors, LLC, a related party of the US Small Cap Fund and the US Large Cap Fund, oversees the performance of the US Small Cap Fund and the US Large Cap Fund and is responsible for overseeing the management of the investment portfolio of the US Small Cap Fund and the US Large Cap Fund. These services are provided under the terms of investment advisory agreements between the Trust and Capital Impact Advisors, LLC, pursuant to which Capital Impact Advisors, LLC receives an annual advisory fee equal to 0.75% of the US Small Cap Fund’s average net assets and 0.65% of the US Large Cap Fund’s average net assets.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Through November 1, 2019 for the US Small Cap Fund and the US Large Cap Fund, Capital Impact Advisors, LLC has agreed to waive and/or reimburse the US Small Cap Fund and the US Large Cap Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the US Small Cap Fund to the amounts of 0.85% per annum of net assets attributable to such shares of the US Small Cap Fund and 0.75% per annum of net assets attributable to shares of the US Large Cap Fund. Capital Impact Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the US Small Cap Fund or the US Large Cap Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the US Small Cap Fund and the US Large Cap Fund are not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Capital Impact Advisors, LLC.

Waived fees subject to recovery by year of expiration are as follows:

US Small Cap and US Large Cap/Capital Impact Advisors, LLC

Year of Expiration	Potential Recovery
	US Small Cap Fund	US Large Cap Fund
6/30/2020	$77,461	$70,689
6/30/2021	69,215	70,676
6/30/2022	58,897	56,945
Total	$205,573	$198,310

4. DISTRIBUTION PLAN

The Trust has adopted distribution and service (Rule 12b-1) plans (the “Plan”) for the Funds’ Retail Class shares (not available for sale at this time) and the Global Fund’s Class A shares (not available for sale at this time). The Plan allows the Funds to use up to 0.25% of the average daily net assets attributable to the Retail Class shares of the Funds to pay sales, distribution, and other fees for the sale of that share class and for services provided to holders of Retail Class shares. The Plan allows the Global Fund to use up to 0.25% of the average daily net assets attributable to the Class A shares to pay sales, distribution, and other fees for the sale of that class and for services provided to holders of Class A shares. Because these fees are paid out of the Funds’ assets, over time, these fees will increase the cost of an investment in Retail Class or Class A shares, as applicable, and may cost the shareholder more than paying other types of sales charges. The Funds’ Institutional Class shares are not subject to any distribution and service (Rule 12b-1) fees.

5. INCOME TAXES

The Funds plan to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

The tax character of distributions paid during the year ended June 30, 2019 and the year ended June 30, 2018 was as follows:

	Global Fund		US Small Cap Fund		US Large Cap Fund
Distribution paid from:	2019	2018	2019	2018	2019	2018
Ordinary income*	$909,544	$1,398,039	$5,656,660	$2,117,103	$611,730	$2,287,030
Long-term capital gains	586,867	1,636,833	18,957,000	10,609,112	1,679,617	7,877,079
Total distributions paid	$1,496,411	$3,034,872	$24,613,660	$12,726,215	$2,291,347	$10,164,109

* For federal income tax purposes, distribution of short-term capital gains are treated as ordinary income distributions.

The Funds designate long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gains to zero for the tax year ended June 30, 2019.

Additionally, U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following table shows the reclassifications made:

	Increase (Decrease)
		Total Distributable Earnings
	Paid-in Capital	(Accumulated Deficit)
Global Fund	$(62,825)	$62,825
US Small Cap Fund	(1)	1
US Large Cap Fund	(36,981)	36,981

The permanent differences relate primarily to foreign currency reclassifications, REIT adjustments and net operating losses.

As of June 30, 2019, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes are:

		US Small	US Large
	Global Fund	Cap Fund	Cap Fund
Cost of investments	$57,499,857	$146,469,563	$93,726,087
Unrealized appreciation	10,936,136	42,538,193	46,756,620
Unrealized depreciation	(3,594,510)	(10,682,825)	(3,325,782)
Unrealized appreciation/depreciation
on foreign currency	(130)	13	10
Net unrealized appreciation	7,386,496	31,855,381	43,430,848
Undistributed ordinary income	—	17,472	—
Undistributed long-term capital gain	1,776,572	9,056,046	101,204
Distributable income	1,776,572	9,073,518	101,204
Other accumulated gain (loss)	—	(117,631)	—
Total accumulated gain	$9,163,068	$40,811,268	$43,532,052

The table above differs from the financial statements due to timing differences related to the deferral of losses primarily due to wash sales.

As of June 30, 2019, the US Small Cap Fund had $117,631 of post-October capital losses, which are deferred until July 1, 2019 for tax purposes.  Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

6. CAPITAL SHARE TRANSACTIONS

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series. Currently, the Trust consists of three series, the Funds. Transactions in shares of the Funds were as follows:

	Year Ended	Year Ended
Global Fund	June 30, 2019	June 30, 2018
Institutional Class
Shares sold	226,399	2,063,378
Shares issued on reinvestment	82,118	188,608
Shares redeemed	(192,415)	(164,064)
Net increase in capital share transactions	116,102	2,087,922

US Small Cap Fund
Institutional Class
Shares sold	1,891,948	66,836
Shares issued on reinvestment	2,376,836	991,058
Shares redeemed	(2,065,299)	(91,940)
Net increase in capital share transactions	2,203,485	965,954

Retail Class[1]
Shares redeemed	—	(872)
Net decrease in capital share transactions	—	(872)

US Large Cap Fund
Institutional Class
Shares sold	600,454	301,123
Shares issued on reinvestment	187,109	750,361
Shares redeemed	(431,882)	(1,169,946)
Net increase (decrease) in capital share transactions	355,681	(118,462)

1   Inception date of US Small Cap Fund Retail Class was March 10, 2017. The Retail Class was liquidated on July 31, 2017.

7. RELATED PARTIES

At June 30, 2019, certain officers of the Trust were also employees of the Advisors. However, these officers were not compensated directly by the Funds.  Refer to Note 1 for more information.

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2019, for the benefit of its shareholders, MAC & Co., held 59.2%, and National Financial Services, LLC held 26.6% of the total Global Fund shares outstanding, respectively. As of June 30, 2019, for the benefit of its shareholders, MAC & Co., an affiliate of the US Small Cap Fund, held 83.8% of the total US Small Cap Fund shares outstanding. As of June 30, 2019, for the benefit of its shareholders, MAC & Co., an affiliate of the US Large Cap Fund, held 88.0% of the total US Large Cap Fund shares outstanding.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

9. INVESTMENT TRANSACTIONS

During the period ended June 30, 2019, the aggregate purchases and sales of securities (excluding in-kind transactions and short-term securities) were:

		US Small	US Large
	Global Fund	Cap Fund	Cap Fund
Purchases:	$13,417,680	$64,029,832	$ —
Sales:	$13,663,864	$66,484,240	$1,250,099

The Funds did not have any purchases or sales of U.S. Government Securities.

10. MARKET RISK

The prices of the securities, particularly the common stocks, in which the Funds invest may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/ or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Funds’ holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAV of many mutual funds, including to some extent the Funds. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Funds.

11. FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Global Fund invests in are sometimes open on days when the New York Stock Exchange (“NYSE”) is not open and the Global Fund does not calculate its NAV, and sometimes are not open on days when the NYSE is open and the Global Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time at which the Global Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Global Fund calculate its NAV.

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country  risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

12. ACCOUNTING PRONOUNCEMENTS

On October 17, 2018, the SEC adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, if any, on the Statements of Changes in Net Assets. These Regulation S-X amendments are reflected in the Funds’ financial statements for the year ended June 30, 2019.

13. SUBSEQUENT EVENTS EVALUATION

Management has performed an evaluation of subsequent events through the date the financial statements were available to be issued and has determined that no additional items require recognition or disclosure for the Funds.

EntrepreneurShares Series Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of EntrepreneurShares Series Trust And Shareholders of ERShares Global Fund, ERShares US Small Cap Fund, and ERShares US Large Cap Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ERShares Global Fund, ERShares US Small Cap Fund, and ERShares US Large Cap Fund, (collectively, the Funds) as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes and the financial highlights for each of the five years in the period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2019, the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more EntrepreneurShares Series Trust investment companies since 2013.

Richmond, Virginia
August 29, 2019

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION
June 30, 2019 (Unaudited)

1. ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

		Term of		# of Portfolios	Other
		Office(1)		in Fund	Directorships
	Position(s)	and		Complex	Held by Trustee
Name, Address	Held	Length of	Principal Occupation(s)	Overseen	During Past
and Birth Year	with Trust	Time Served	During Past 5 Years	by Trustee	5 Years
Non-Interested Trustees

Charles Aggouras	Trustee	Since 2018	Real estate investment and	5	None
175 Federal St, Suite #875			development.
Boston, MA 02110
Birth Year: 1967

George R. Berbeco	Trustee	Since 2010	Chairman – Bay Colony	5	None
175 Federal St, Suite #875			Development Corporation;
Boston, MA 02110			Former President – Devon
Birth Year: 1944			Group and General Partner –
Devon Capital Partners, LP.
(commodity trading)
(2005 to 2009).

Interested Trustees
Joel M. Shulman, CFA(2)	President	Since 2010	Member and principal of	5	None
175 Federal St, Suite #875	and Trustee		Weston since 2010;
Boston, MA 02110			Tenured professor at
Birth Year: 1955			Babson College.

Officer
Alissa Shulman	Vice	Since 2017	Associate of	5	None
175 Federal St, Suite #875	President –		EntrepreneurShares Series
Boston, MA 02110	Strategy &		Trust since 2016; Former
Birth Year: 1992	Investment,		analyst – Gordon Brothers
	Chief		Commercial & Industrial
	Financial		and Gordon Brothers-
	Officer and		AccuVal (2014 to 2016).
Treasurer

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.
(2)	Dr. Shulman is considered an interested Trustee within the meaning of the 1940 Act because of his affiliation with the Advisors and Sub-Advisor.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge, upon request by calling the Funds toll free at 1-877-271-8811 or by visiting the SEC’s website (http://www.sec.gov).

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
June 30, 2019 (Unaudited)

2. ADDITIONAL TAX INFORMATION

Long Term Capital Gains Designation
For the year ended June 30, 2019, the Global, US Small Cap and US Large Cap Funds hereby designate $586,867, $18,957,000 and $1,679,617, respectively, as 20% rate gain distributions for purposes of the dividends paid deduction.

Qualified Dividend Income
For the year ended June 30, 2019, 49.12%, 100% and 93.07%, respectively, of the dividends paid from net investment income, including short-term capital gains (if any), is designated as qualified dividend income for the Global, US Small Cap and US Large Cap Funds.

Corporate Dividends Received Deduction
For the year ended June 30, 2019, 9.50%, 85.44% and 85.92%, respectively, of the dividends paid from net investment income, including short-term capital gains (if any), qualifies for the dividends received deduction available to corporate shareholders for the Global, US Small Cap and US Large Cap Funds.

3. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Form N-Q is available without charge, upon request, by calling 1-877-271-8811.

4. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available without charge, upon request, by (1) calling 1-877-271-8811, or (2) on the SEC’s website at www.sec.gov.

5. HOUSEHOLDING

To reduce expenses, each Fund generally mails only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts and to shareholders that such Fund reasonably believes are from the same family and household. This is referred to as “householding.” If you wish to discontinue householding and would like to receive individual copies of these documents, please call us at 1-877-271-8811. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving requests. This policy does not apply to account statements.

EntrepreneurShares Series Trust

PRIVACY POLICY
(Unaudited)

As part of the EntrepreneurShares fund family’s long tradition of trust, the confidentiality of personal information is paramount. We maintain high standards to safeguard your personal information. We will remain vigilant and professional in protecting that information and in using it in a fair and lawful manner. As part of this commitment to fulfilling your trust we have formulated this Privacy Policy.

Safeguarding Customer Information and Documents

To conduct regular business, we may collect nonpublic personal information from sources such as:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerances;
•	Account History, including information about the transactions and balances in a customer’s account; and
•
Correspondence, written, telephonic, or electronic between a customer and Seaport Global Advisors, LLC; Capital Impact Advisors, LLC; EntrepreneurShares, LLC, and/or any EntrepreneurShares Mutual Fund or Exchange-Traded Fund product; such as, ERShares Global Fund, ERShares US Large Cap Fund, ERShares US Small Cap, ERShares Entrepreneur 30 ETF, ERShares Non-US Small Cap ETF, or service providers to Seaport Global Advisors, Capital Impact, EntrepreneurShares, and/or EntrepreneurShares’ Funds.

To conduct regular business, we collect non-public customer data in checklists, forms, in written notations, and in documentation provided to us by our customers for evaluation, registration, licensing or related consulting services. We also create internal lists of such data.

EntrepreneurShares will internally safeguard your nonpublic personal information by restricting access to only those employees who provide products or services to you or those who need access to your information to service your account. In addition, we will maintain physical, electronic and procedural safeguards that meet federal and/or state standards to guard your nonpublic personal information. Failure to observe EntrepreneurShares’ procedures regarding customer and consumer privacy will result in discipline and may lead to termination.

Sharing Nonpublic Personal and Financial Information

As EntrepreneurShares shares nonpublic information solely to service our client accounts, we do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law or otherwise disclosed herein.

EntrepreneurShares is committed to the privacy and protection of our customers’ personal and financial information. We will not share any such information with any affiliated or nonaffiliated third party except:

•	When necessary to complete transactions in a customer account, such as clearing firm.
•	When required to service and/or maintain your account.
•	In order to resolve a customer dispute or inquiry.
•	With persons acting in a fiduciary or representative capacity on behalf of the customer.
•	With rating agencies, persons assessing compliance with industry standards, or to the attorneys, accountants and auditors of the firm.
•	In connection with any sale and / or merger of EntrepreneurShares’ business.
•	To prevent or protect against actual or potential fraud, identity theft, unauthorized transactions, claims or other liability.
•	To comply with all federal, state or local laws, rules, statutes and other applicable legal requirements.
•
In connection with a written agreement to provide advisory services or investment management when the information is released solely for the purpose of providing products or services covered by pursuant to the EntrepreneurShares’ Wrap Fee Program.

•	Upon the customer’s specific instruction, consent or request.

Note: When we share your nonpublic information with any third party for the reasons listed above, we make certain that there are written restrictions in place regarding the use and/or disclosure of said information.

Opt-Out Provisions

It is not a policy of EntrepreneurShares to share nonpublic personal and financial information with affiliated or unaffiliated third parties except under the circumstances noted above. Since sharing under the circumstances noted above is necessary to service customer accounts or is mandated by law, there are no allowances made for clients to opt out.

ERShares Global Fund Investment Advisor
Seaport Global Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

ERShares Global Fund Investment Sub-Advisor
EntrepreneurShares, LLC
175 Federal Street, Suite #875
Boston, MA 02110

ERShares US Small Cap Fund and ERShares US Large Cap Fund Investment Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Independent Registered Public Accounting Firm
RSM US LLP
919 East Main Street, Suite 1800
Richmond, VA 23219

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, MO 64106

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Accountant, Transfer Agent and Dividend Disbursing Agent
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-877-271-8811.

Annual Report

EntrepreneurShares Series Trust™

EntrepreneurShares Series Trust™ (“Trust”) is a registered investment company consisting of separate investment portfolios called “Funds.”  This Annual Report relates solely to the following Funds:

Name	Ticker Symbol
ERShares Entrepreneur 30 ETF	ENTR
ERShares Non-US Small Cap ETF	ERSX

The Funds are exchange-traded funds.  This means that shares of the Funds are listed on New York Stock Exchange Arca, Inc. (“NYSE Arca”) and trade at market prices.  The market price for the Funds’ shares may be different from its net asset value (“NAV”) per share.

June 30, 2019

175 Federal Street
Suite #875
Boston, MA 02110
Toll Free: 1-877-271-8811

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on https://www.entrepreneurshares.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by visiting https://www.entrepreneurshares.com or by calling 1-877-271-8811. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling 1-877-271-8811 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive reports will apply to all of the Funds in the EntrepreneurShares fund family.

August 1, 2019

Dear Shareholders:

We are enclosing the report for results covering the fiscal period July 1, 2018 through June 30, 2019. We note that our performance is not symmetrical or consistent through the year with quarters in the past couple of years varying considerably from period to period. We note that the interpretation of results is best measured over an extended period, especially as measured against a consistent benchmark.

The objective of this letter is to provide our shareholders an informative review of our funds’ performance, present comparison of each fund’s performance vs. appropriate benchmarks, and discuss each fund’s top performing sector. Our funds include two exchange-traded funds; ERShares Entrepreneur 30 ETF and ERShares Non-US Small Cap ETF. The Trust also includes three mutual funds; these are covered in their own Annual Report separately. Overall, all funds have positive annual returns, despite the dip in the market during Q4 2018.

Several key factors need to be addressed. First, our models work best during periods of market appreciation and low volatility. Our historical above average Up-Capture suggests that when markets rise, our Entrepreneurial stocks tend to rise faster. The corollary also tends to hold true: our above average Down-Capture suggests that during periods of market decline, our Entrepreneurial stocks tend to fall faster than peer benchmarks. The period July 1, 2018 through June 30, 2019 included periods with extreme movements in both directions. Our funds performed as expected during these periods, though the timing of our reporting cycle encompasses two negative periods. If our funds were evaluated during a calendar year, investors would have an entirely different interpretation of results.

An important distinguishing characteristic of our strategy is that many of our alpha-generating Entrepreneurial stocks tend to fall in the Growth and High Beta classification. This includes a handful of sectors with most stocks residing within the Information Technology, Consumer Discretionary, Communication Services and Health Care sectors. When equity markets favor these sectors or Growth and High Beta stocks, our Entrepreneur portfolios tend to out-perform the markets over that time period.

ERShares Entrepreneur 30 ETF

ERShares Entrepreneur 30 ETF (“ENTR”) is one of the two exchange-traded funds. ENTR is benched against the Russell 1000 Growth Index, and during the last fiscal period, performance was 3.14% vs. 11.56%, respectively.

ENTR’s top performing sectors for the period were Health Care, Real Estate, and Information Technology. Performance of these sectors in the Fund vs. the benchmark for the period was; 24.00% vs. 6.68%, 23.87% vs. 21.11%, and 12.68% vs. 19.57%, respectively. ENTR’s worst performing sectors for the period were Energy, Materials, and Communication Services. Performance of these sectors in the Fund vs. the benchmark for the period was; -39.43% vs. -24.91%, -25.47% vs. 9.08%, and -5.78% vs. -1.10%, respectively.

ERShares Non-US Small Cap ETF

ERShares Non-US Small Cap ETF (“ERSX”) is one of the two exchange-traded funds. ERSX’s inception date is December 27, 2018. All performance related to ERShares Non-US Small Cap ETF is based off the period from the inception date through the end of the fiscal period, June 30, 2019. ERSX is benched against the FTSE Global ex-US Small Cap Index, and from inception through the end of the fiscal period, performance was 12.22% vs. 14.43%, respectively.

ERSX’s top performing sectors for the period were Materials, Energy, and Communication Services. Performance of these sectors in the Fund vs. the benchmark for the period was; 56.54% vs. 15.35%, 34.74% vs. 14.26%, and 31.19% vs. 9.08%, respectively.  ERSX’s worst performing sectors for the period were Consumer Staples, Financials, and Health Care. Performance of these sectors in the Fund vs. the benchmark for the period was; -8.87% vs. 6.26%, -5.57% vs. 7.67%, and 0.73% vs. 7.55%, respectively.

Annual Shareholder Report
2

In this past fiscal year, we note that our relative performance is not consistent across strategies. We do not see this divergence as a reflection of our Entrepreneur strategy, but rather, individual stock performance during a specific time period. We note that when our Funds’ performances are viewed on a calendar year basis or over an extended time period, different interpretations would follow. We continue to provide evidence that our Entrepreneur Model works over an extended period and extend our gratitude to all of our shareholders for continued support. We look forward to sharing more updates with you in the future.

Sincerely,

Joel Shulman Ph.D., CFA

Founder and Chief Investment Officer

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-271-8811 or visiting www.ershares.com.

Investors should consider carefully the investment objectives, risks, and charges and expenses before investing. For a full prospectus which contains this and other information about the Funds offered by EntrepreneurShares, call 1-877-271-8811. Please read the full prospectus carefully before investing. The Mutual Funds and ETFs are distributed by Foreside Fund Services, LLC.

The ERShares Non-US Small Cap ETF invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The ERShares Non-US Small Cap ETF invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The ERShares Entrepreneur 30 ETF is exposed to common stock risk. Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Additional risks are detailed in the prospectus.

Annual Shareholder Report
3

Management’s Discussion of Fund Performance	June 30, 2019 (Unaudited)

INVESTMENT OBJECTIVE

ERShares Entrepreneur 30 ETF seeks investment results that corresponds generally to the performance of its underlying index.

FUND PERFORMANCE (AS OF JUNE 30, 2019)

	Annual	Average Annual	Expense
	Total Returns	Total Returns	Ratio(a)
	One year	Inception(b)	Total
ERShares Entrepreneur 30 ETF (ENTR) – Total Return (at Net Asset Value)(c)	3.14%	12.36%	0.49%
ERShares Entrepreneur 30 ETF (ENTR) – Total Return (at Market Value)(d)	2.78%	12.32%	N/A
Entrepreneur 30 Index(e)	3.47%	12.69%	N/A
Russell 1000 Growth Index(f)	11.56%	13.59%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-877-271-8811 or visit http://www.ershares.com.

*	The chart represents historical performance of a hypothetical investment of $10,000 in ERShares Entrepreneur 30 ETF and represents the reinvestment of dividends and capital gains in the Fund.
(a)
The total expense ratio reflects the expense ratio as reported in the Fund’s Prospectus dated November 1, 2018. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2019 can be found in the Financial Highlights.

(b)	Commencement of operations November 7, 2017.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)
Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

Annual Shareholder Report
4

Management’s Discussion of Fund Performance (Continued)	June 30, 2019 (Unaudited)

(e)
The Entrepreneur 30 Index represents the 30 largest publicly-traded, market capitalized companies that meet the key entrepreneurial standards set forth by the Index. The Entrepreneur 30 Index selects companies from Index Universe using six factors. The six factors, referred to as entrepreneurial standards include Management, Compensation, Revenue, Ownership, Profitability, and Company Statistics. Companies are not eligible to enter the Index until one year after their initial public offering or spin-off. An investor cannot invest directly in the index.

(f)
The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in the index.

Annual Shareholder Report
5

Management’s Discussion of Fund Performance	June 30, 2019 (Unaudited)

INVESTMENT OBJECTIVE

ERShares Non-US Small Cap ETF seeks investment results that corresponds generally to the performance of its underlying index.

FUND PERFORMANCE (AS OF JUNE 30, 2019)

	Total Returns	Expense Ratio(a)
	Inception(b)	Total
ERShares Non-US Small Cap ETF (ERSX) – Total Return (at Net Asset Value)(c)	12.22%	0.75%
ERShares Non-US Small Cap ETF (ERSX) – Total Return (at Market Value)(d)	12.57%	N/A
Entrepreneur Non-US Small Cap Index(e)	16.04%	N/A
FTSE Global ex US Small Cap Index(f)	14.43%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-877-271-8811 or visit http://www.ershares.com.

*	The chart represents historical performance of a hypothetical investment of $10,000 in ERShares Non-US Small Cap ETF and represents the reinvestment of dividends and capital gains in the Fund.
(a)
The total expense ratio reflects the expense ratio as reported in the Fund’s Prospectus dated December 28, 2018. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2019 can be found in the Financial Highlights.

(b)	Commencement of operations December 27, 2018.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)
Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

Annual Shareholder Report
6

Management’s Discussion of Fund Performance (Continued)	June 30, 2019 (Unaudited)

(e)
The Entrepreneur Non-US Small Cap Index is constructed using a rules-based methodology that purchases equity securities of 50 non-U.S. companies, with a market capitalization between $300 million and $5 billion USD that have the highest rank based on Compensation, Ownership, Management, Revenue, Profitability and Company Statistics. Companies are not eligible to enter the Index until one year after their initial public offering or spin-off. An investor cannot invest directly in the index.

(f)
The FTSE Global ex US Small Cap Index is a market capitalization weighted index comprising small cap constituents in Developed and Emerging markets excluding the US.  The index is derived from the FTSE Global Equity Index Series (GEIS), which captures 98% of the world’s investable market capitalization. An investor cannot invest directly in the index.

Annual Shareholder Report
7

Expense Examples	June 30, 2019 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested on January 1, 2019 and held through the period ended June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual	Hypothetical
	Beginning	Ending	Ending
	Account	Account	Account	Actual	Total	Hypothetical	Annualized
	Value	Value	Value	Expenses	Return	Expenses	Net Expense
Fund	1/1/19	6/30/19	6/30/19	Paid(1)	at NAV	Paid(1)(2)	Ratio
ERShares Entrepreneur 30 ETF	$1,000.00	$1,245.80	$1,022.36	$2.73	24.58%	$2.46	0.49%
ERShares Non-US Small Cap ETF	$1,000.00	$1,101.60	$1,021.08	$3.91	10.16%	$3.76	0.75%

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one-half year period).
(2)	Represents the hypothetical 5% annual return before taxes.

Annual Shareholder Report
8

ERShares Entrepreneur 30 ETF	June 30, 2019

Schedule of Investments Summary Table

Percentage of Fair Value
Communications	23.9%
Consumer Discretionary	12.1%
Energy	1.9%
Financials	20.9%
Health Care	6.5%
Industrials	2.9%
Technology	31.8%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Schedule of Investments

Shares		Fair Value
Common Stocks — 99.3%

Communications — 23.7%
5,419	Alphabet, Inc., Class A†	$5,867,693
31,571	Facebook, Inc., Class A†	6,093,203
11,472	Netflix, Inc.†	4,213,895
59,206	Twitter, Inc.†	2,066,289
		18,241,080
Consumer Discretionary — 12.0%
3,679	Amazon.com, Inc.†	6,966,665
38,981	Las Vegas Sands Corp.	2,303,387
		9,270,052
Energy — 1.9%
35,235	Continental Resources, Inc.	1,483,041
Financials — 20.8%
6,544	BlackRock, Inc.	3,071,099
13,473	Camden Property Trust	1,406,446
17,002	First Republic Bank	1,660,245
7,571	FleetCor Technologies, Inc.†	2,126,315
32,200	Intercontinental Exchange, Inc.	2,767,268
34,676	Prologis, Inc.	2,777,548
29,946	Square, Inc., Class A†	2,171,984
		15,980,905
Health Care — 6.4%
6,755	Regeneron Pharmaceuticals, Inc.†	2,114,315
19,357	Seattle Genetics, Inc.†	1,339,698
11,381	Universal Health
	Services, Inc., Class B	1,483,969
		4,937,982
Industrials — 2.9%
13,443	FedEx Corp.	2,207,206
Technology — 31.6%
19,496	Akamai Technologies, Inc.†	1,562,409
3,546	CoStar Group, Inc.†	1,964,697
17,017	Fortinet, Inc.†	1,307,416
7,447	IPG Photonics Corp.†	1,148,700
19,264	Microchip Technology, Inc.	1,670,189
18,928	NVIDIA Corp.	3,108,545
22,665	Salesforce.com, Inc.†	3,438,960
26,052	SS&C Technologies Holdings, Inc.	1,500,856
14,893	Synopsys, Inc.†	1,916,580
13,460	Twilio, Inc.†	1,835,272
13,588	Veeva Systems, Inc., Class A†	2,202,751
12,871	Workday, Inc., Class A†	2,646,020
		24,302,395
Total Common Stocks
(Cost $63,611,696)		$76,422,661
Total Investments — 99.3%
(Cost $63,611,696)		$76,422,661
Other Assets less Liabilities — 0.7%		533,293
Net Assets — 100.0%		$76,955,954

†  Non-income producing security

(The accompanying notes are an integral part of these Financial Statements)
Annual Shareholder Report
9

ERShares Non-US Small Cap ETF	June 30, 2019

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	11.6%
Consumer Discretionary	20.6%
Consumer Staples	7.2%
Energy	2.0%
Financials	11.3%
Health Care	9.1%
Industrials	9.1%
Materials	4.2%
Technology	23.6%
Utilities	1.3%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Schedule of Investments

Shares		Fair Value
Common Stocks — 90.8%

Communications — 10.5%
6,691	51job, Inc. ADR†	$505,171
28,968	GMO Internet, Inc.	526,613
1,260,612	Plan B Media PCL	320,836
43,771	Seek, Ltd.	651,501
90,882	Trivago NV ADR†	382,613
		2,386,734
Consumer Discretionary — 18.7%
32,041	Aritzia, Inc.†	410,559
128,500	Best World International, Ltd.	129,165
168,401	boohoo Group PLC†	452,540
739,188	China Zhengtong Auto Services	307,080
5,585	Cimpress NV†	507,621
47,471	Clipper Logistics PLC	170,169
19,485	Flight Centre Travel Group, Ltd.	568,395
196,486	Harvey Norman Holdings, Ltd.	562,260
58,397	LeoVegas AB	233,562
170,033	Minth Group, Ltd.	458,571
15,573	Spin Master Corp.†	450,345
		4,250,267
Consumer Staples — 6.5%
16,768	Fancl Corp.	414,763
14,747	Fevertree Drinks PLC	434,089
6,779	Takeaway.com NV†	634,232
		1,483,084
Energy — 1.8%
22,543	Geopark, Ltd.†	417,947

Financials — 10.2%
30,028	Burford Capital, Ltd.	592,846
3,177	Enstar Group, Ltd.†	553,688
6,293	Firstservice Corp.	605,490
39,775	Metro Bank PLC†	265,133
15,219	TBC Bank Group PLC	306,172
		2,323,329
Health Care — 8.3%
556,792	China Medica System Holdings, Ltd.	511,316
3,599	GW Pharmaceuticals PLC ADR†	620,432
20,927	ObsEva SA†	236,684
14,713	Zai Lab, Ltd. ADR†	513,043
		1,881,475
Industrials — 8.3%
5,396	Cargojet, Inc.	346,781
42,685	Homeserve PLC	643,224
8,129	Isra Vision AG	362,214
30,510	New Wave Group AB, Class B	212,353
33,580	Star Bulk Carriers Corp.†	324,047
		1,888,619
Materials — 3.9%
595,106	Nine Dragons Paper Holdings, Ltd.	528,145
2,257,667	West China Cement, Ltd.	347,023
		875,168
Technology — 21.4%
13,764	Audiocodes, Ltd.	213,067
27,400	DeNA Co., Ltd.	525,329
320,677	Hi-P International, Ltd.	330,275
354,121	IGG, Inc.	396,051
24,588	Koei Tecmo Holdings Co., Ltd.	458,570

(The accompanying notes are an integral part of these Financial Statements)
Annual Shareholder Report
10

ERShares Non-US Small Cap ETF	June 30, 2019

Schedule of Investments (Continued)

Shares		Fair Value
Common Stocks — (Continued)

Technology — (Continued)
19,524	Materialise NV ADR†	$381,108
9,719	Mimecast, Ltd.†	453,974
123,632	NetDragon Websoft Holdings, Ltd.	305,922
23,703	Pro Medicus, Ltd.	422,277
15,179	Radware, Ltd.†	375,376
5,364	Shift, Inc.†	279,409
74,700	Technology One, Ltd.	414,230
27,032	TomTom NV	310,571
		4,866,159
Utilities — 1.2%
420,492	SPCG PCL	266,101
Total Common Stocks
(Cost $20,422,087)		$20,638,883
Total Investments — 90.8%
(Cost $20,422,087)		$20,638,883
Other Assets less Liabilities — 9.2%		2,083,738
Net Assets — 100.0%		$22,722,621

†  Non-income producing security
ADR — American Depositary Receipt
PCL — Public Company Limited
PLC — Public Limited Company

Schedule of Investments Country of Risk Table
		Percentage of
	Value	Fair Value
Australia	$2,618,663	12.7%
Belgium	381,108	1.9%
Bermuda	553,688	2.7%
Canada	1,813,175	8.8%
Chile	417,947	2.0%
China	2,642,204	12.8%
Georgia	306,172	1.5%
Germany	744,827	3.6%
Greece	324,047	1.6%
Hong Kong	834,067	4.0%
Israel	588,443	2.9%
Japan	2,204,684	10.7%
Netherlands	1,452,424	7.0%
Singapore	855,491	4.1%
Sweden	445,915	2.2%
Switzerland	236,684	1.1%
Thailand	586,937	2.8%
United Kingdom	2,585,587	12.5%
United States	1,046,820	5.1%
Total	$20,638,883	100.0%

(The accompanying notes are an integral part of these Financial Statements)
Annual Shareholder Report
11

Statements of Assets and Liabilities	June 30, 2019

	ERShares	ERShares
	Entrepreneur 30 ETF	Non-US Small Cap ETF
Assets:
Investments, at fair value (Cost $63,611,696 and $20,422,087)	$76,422,661	$20,638,883
Foreign currency, at fair value (Cost $— and $135,241)	—	137,249
Cash	543,959	1,941,686
Dividends and interest receivable	19,564	17,485
Reclaims receivable	—	53
Total Assets	76,986,184	22,735,356

Liabilities:
Accrued expenses:
Management fee	30,230	12,735
Total Liabilities	30,230	12,735
Net Assets	$76,955,954	$22,722,621
Net Assets consist of:
Capital	$68,041,724	$22,309,531
Total distributable earnings(a)	8,914,230	413,090
Net Assets	$76,955,954	$22,722,621
Net Assets:	$76,955,954	$22,722,621
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):	4,400,000	1,350,000
Net Asset Value (offering and redemption price per share):	$17.49	$16.83

(a)
The Funds have adopted certain disclosure requirements in Regulation S-X, which require the presentation of total rather than the components of distributable earnings on Statements of Assets and Liabilities and Statements of Changes in Net Assets (Note 8).

(The accompanying notes are an integral part of these Financial Statements)
Annual Shareholder Report
12

Statements of Operations	For the period ended June 30, 2019

	ERShares	ERShares
	Entrepreneur 30 ETF	Non-US Small Cap ETF(a)
Investment Income:
Dividend income (Net of foreign tax withholding of $— and $9,423)	$450,322	$224,168
Total Investment Income	450,322	224,168
Expenses:
Unified Fee	361,651	35,062
Total Net Expenses	361,651	35,062
Net Investment Income	88,671	189,106
Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from investment
and foreign currency transactions	(3,425,951)	5,180
Net realized gains (losses) on in-kind transactions	(59,143)	—
Change in unrealized appreciation
on investments and foreign currency	5,051,512	218,804
Net Realized and Unrealized Gains (Losses) on Investments	1,566,418	223,984
Change in Net Assets Resulting From Operations	$1,655,089	$413,090

(a)	For the period from the commencement of operations on December 27, 2018 through June 30, 2019.

(The accompanying notes are an integral part of these Financial Statements)
Annual Shareholder Report
13

Statements of Changes in Net Assets

	ERShares		ERShares
	Entrepreneur 30 ETF		Non-US Small Cap ETF
		For the period	For the period
		November 7, 2017(a)	December 27, 2018(a)
	Year Ended	through	through
	June 30, 2019	June 30, 2018	June 30, 2019
From Investment Activities:
Operations:
Net investment income	$88,671	$99,005	$189,106
Net realized gains (losses) from investment and
foreign currency transactions and in-kind redemptions	(3,485,094)	1,651,842	5,180
Change in unrealized appreciation
on investments and foreign currency	5,051,512	7,759,453	218,804
Change in net assets resulting from operations	1,655,089	9,510,300	413,090
Distributions to Shareholders:
Total Distributions(b)	(2,262,914)	(43,984)	—
Change in net assets from distributions	(2,262,914)	(43,984)	—
Capital Transactions:
Proceeds from shares issued	5,353,972	64,347,695	22,309,531
Cost of shares redeemed	(1,604,204)	—	—
Change in net assets from capital transactions	3,749,768	64,347,695	22,309,531
Change in net assets	3,141,943	73,814,011	22,722,621
Net Assets:
Beginning of period	73,814,011	—	—
End of period	$76,955,954	$73,814,011	$22,722,621
Share Transactions:
Issued	300,000	4,200,000	1,350,000
Redeemed	(100,000)	—	—
Change in shares	200,000	4,200,000	1,350,000

(a)	Commencement of operations.
(b)
Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2019 and the period ended June 30, 2018. Comparable prior year information has been revised to reflect current year presentation. See Note (2) D in the Notes to Financial Statements for more information regarding distributions and see Note (8) in the Notes to Financial Statements for more information regarding recently issued accounting standards.

(The accompanying notes are an integral part of these Financial Statements)
Annual Shareholder Report
14

Financial Highlights

Ratio of
												Net	Net
			Net			Distributions					Ratio	Investment	Assets
			Realized &			from Net		Net		Total	of Net	Income to	at
	Net Asset		Unrealized	Total	Distributions	Realized		Asset	Total	Return	Expenses	Average	End
	Value,	Net	Gains	from	from Net	Gains from	Total	Value,	Return	at	to Net	Net	of	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Investment	Distri-	End of	at NAV	Market	Assets	Assets	Period	Turnover
	of Period	Income	Investments	Activities	Income	Transactions	butions	Period	(a)(b)	(a)(c)	(d)(e)	(d)(e)	(000’s)	(a)(f)
ERShares Entrepreneur 30 ETF
Year Ended
June 30, 2019	$17.57	0.02	0.42	0.44	(0.03)	(0.49)	(0.52)	$17.49	3.14%	2.78%	0.49%	0.12%	$76,956	39%
November 7, 2017(g)
through
June 30, 2018	$15.00	0.03	2.55	2.58	(0.01)	—	(0.01)	$17.57	17.43%	17.76%	0.49%	0.25%	$73,814	32%
ERShares Non-US Small Cap ETF
December 27, 2018(g)
through
June 30, 2019	$15.00	0.14	1.69(h)	1.83	—	—	—	$16.83	12.22%	12.57%	0.75%	3.99%	$22,723	138%

(a)	Not annualized for periods less than one year.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)
Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d)
The Funds operate under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for each fund. Each Fund pays the Advisor the Unified Fee, an amount monthly equal to its average net assets, computed daily and paid monthly. The ERShares Entrepreneur30 ETF pays the Advisor 0.49% and the ERShares Non-US Small Cap ETF pays the Advisor 0.75%. Out of these fees, the Advisor pays substantially all of the Funds’ expenses.

(e)	Annualized for periods less than one year.
(f)	Excludes impact of in-kind transactions.
(g)	Commencement of operations.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during

(The accompanying notes are an integral part of these Financial Statements)
Annual Shareholder Report
15

Notes to Financial Statements	June 30, 2019

(1)  Organization

EntrepreneurShares Series Trust™ was organized on July 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of five funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund (“Shares”). The accompanying financial statements are those of the ERShares Entrepreneur 30 ETF and the ERShares Non-US Small Cap ETF (individually referred to as a “Fund” or collectively as the “Funds”). The Funds are exchange-traded funds whose investment objectives are to seek investment results that correspond (before fees and expenses) generally to the performance of their underlying indices, the Entrepreneur 30 Index and the Entrepreneur Non-US Small Cap Index, respectively. Each Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The Funds are non-diversified and therefore may invest a greater percentage of their assets in a particular issuer than a diversified Fund. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The ERShares Entrepreneur 30 ETF commenced operations on November 7, 2017, and the ERShares Non-US Small Cap ETF commenced operations on December 27, 2018.

Shares of the Funds are listed and traded on the NYSE Arca. Market prices for the Shares may be different from their NAV. Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Investment Valuations

The Funds hold their investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

Annual Shareholder Report
16

Notes to Financial Statements (Continued)	June 30, 2019

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations.

The Funds may invest in American Depositary Receipts as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts. These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries, a portion of which may be reclaimable. The Funds may be subject to foreign taxes on capital gains on the sale of securities or foreign currency transactions. The Funds accrue foreign capital gains taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets.
Level 2 –	Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use fair value adjustment factors provided daily by an independent pricing vendor to value certain foreign equity securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE Arca. These securities are considered as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of June 30, 2019, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for each Fund.

	Level 1	Level 2	Total Investments
ERShares Entrepreneur 30 ETF
Common Stocks(1)	$76,422,661	$—	$76,422,661
Total Investments	$76,422,661	$—	$76,422,661
ERShares Non-US Small Cap ETF
Common Stock(1)	$7,427,111	$13,211,772	$20,638,883
Total Investments	$7,427,111	$13,211,772	$20,638,883
(1)	Please see the Schedule of Investments for industry and country classifications.

Annual Shareholder Report
17

Notes to Financial Statements (Continued)	June 30, 2019

B.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily.  Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C.  Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash or foreign currency on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D.  Dividends and Distributions to Shareholders

The Funds intend to distribute to their shareholders any net investment income and net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to return of capital from investments.

E.  Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3)  Investment Advisory and Other Contractual Services

A.  Investment Advisory Fees

Capital Impact Advisors, LLC (the “Advisor”), a related party, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, a “Unified Fee”. The ERShares Entrepreneur 30 ETF pays 0.49% of the Fund’s average daily net assets, computed daily and paid monthly. The ERShares Non-US Small Cap ETF pays 0.75% of the Fund’s average daily net assets, computed daily and paid monthly. Out of the Unified Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Unified Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds.

B.  General

At June 30, 2019, certain officers of the Trust are officers, directors and/or trustees of the Advisor. Certain officers of the Trust were also employees of the Advisor. However, these officers were not compensated directly by the Funds.

(4)  Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended June 30, 2019 were as follows:

	Purchases	Sales
ERShares Entrepreneur 30 ETF	$28,815,339	$31,205,587
ERShares Non-US Small Cap ETF	6,916,129	6,487,648

Annual Shareholder Report
18

Notes to Financial Statements (Continued)	June 30, 2019

Purchases and sales of in-kind transactions for the period ended June 30, 2019 were as follows:

	Purchases	Sales
ERShares Entrepreneur 30 ETF	$5,354,147	$1,603,078
ERShares Non-US Small Cap ETF	19,988,990	—

(5)  Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended June 30, 2019, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

	Shares	Fair Value
ERShares Entrepreneur 30 ETF	49,017	$5,354,147
ERShares Non-US Small Cap ETF	7,168,420	19,988,990

(6)  Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

As of June 30, 2019, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
	of Securities	Appreciation	Depreciation	(Depreciation)
ERShares Entrepreneur 30 ETF	$64,036,338	$14,134,471	$(1,748,148)	$12,386,323
ERShares Non-US Small Cap ETF	20,489,776	1,050,699	(901,592)	149,107

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

Annual Shareholder Report
19

Notes to Financial Statements (Continued)	June 30, 2019

The tax character of distributions paid during the fiscal year ended June 30, 2019 was as follows:

Distributions paid from
		Net	Total	Total
	Ordinary	Long Term	Taxable	Distributions
	Income	Capital Gains	Distributions	Paid
ERShares Entrepreneur 30 ETF	$2,257,366	$5,548	$2,262,914	$2,262,914
ERShares Non-US Small Cap ETF	—	—	—	—

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Appreciation	Earnings
	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	(Deficit)
ERShares Entrepreneur 30 ETF	$—	$—	$—	$(3,472,093)	$12,386,323	$8,914,230
ERShares Non-US
Small Cap ETF	292,477	—	292,477	(30,502)	151,115	413,090

Permanent Tax Differences:

As of June 30, 2019, the following reclassifications relating primarily to underlying securities distributing returns of capital and adjustments related to publicly traded partnerships have been made to increase (decrease) such accounts with offsetting adjustments as indicated:

	Accumulated Undistributed	Accumulated Net Realized
	Net Investment Income (Loss)	Gains (Losses) On Investments	Paid in Capital
ERShares Entrepreneur 30 ETF	$(21,844)	$77,583	$(55,739)
ERShares Non-US Small Cap ETF	35,682	(35,682)	—

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds’ deferred losses are as follows:

Post-October
Loss
ERShares Entrepreneur 30 ETF	$3,472,093
ERShares Non-US Small Cap ETF	—

As of June 30, 2019, the following Funds have a net capital loss carryforward (“CLCF”) as summarized in the table below. This CLCF is not subject to expiration:

Short-Term Amount
ERShares Entrepreneur 30 ETF	$—
ERShares Non-US Small Cap ETF	30,502

Annual Shareholder Report
20

Notes to Financial Statements (Continued)	June 30, 2019

(7)  Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

The prices of the securities, particularly the common stocks, in which the Funds invest may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

(8)  Recently Issued Accounting Standards

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”).  This update makes certain removals from, changes to, and additions to existing disclosure requirements for fair value measurement.  ASU 2018-13 does not change fair value measurements already required or permitted by existing standards.  ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years with early adoption permitted.  The Funds have early adopted certain disclosures of ASU 2018-13 as permitted by the standard.

On October 17, 2018, the SEC adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total rather than the components, of distributions to shareholders if any, on the Statements of Changes in Net Assets. These Regulation S-X amendments are reflected in the Funds’ financial statements for the year ended June 30, 2019.

(9)  Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were available to be issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements.

Annual Shareholder Report
21

Report of Independent Registered Public Accounting Firm	June 30, 2019

To the Board of Trustees of EntrepreneurShares Series Trust and the Shareholders of ERShares Entrepreneur 30 ETF and ERShares Non-US Small Cap ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below comprising the EntrepreneurShares Series Trust (collectively, the Funds) as of June 30, 2019, and the related statements of operations, and changes in net asset as indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of June 30, 2019, and the results of their operations and their changes in net assets for each of the periods indicated in the table below and the financial highlights in conformity with accounting principles generally accepted in the United States of America.

Individual Fund	Statements of	Statements of Changes	Financial Highlights
Comprising the	Operations	in Net Assets
EntrepreneurShares
Series Trust
ERShares	For the year ended	For the year ended	For the year ended June 30, 2019 and
Entrepreneur 30 ETF	June 30, 2019	June 30, 2019 and	the period from November 7, 2017
		the period from	(commencement of operations) to
		November 7, 2017	June 30, 2018
(commencement of
operations) to
June 30, 2018
ERShares Non-US	For the period from	For the period from	For the period from December 27, 2018
Small Cap ETF	December 27, 2018	December 27, 2018	(commencement of operations) to
	(commencement	(commencement of	June 30, 2019
	of operations) to	operations) to
	June 30, 2019	June 30, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more EntrepreneurShares Series Trust investment companies since 2013.

Richmond, Virginia
August 29, 2019

Annual Shareholder Report
22

Additional Information	June 30, 2019 (Unaudited)

ADDITIONAL FEDERAL INCOME TAX INFORMATION

For the fiscal year ended June 30, 2019, the following percentages of the total ordinary income distributions paid by the each Fund qualify for the distributions received deduction available to corporate shareholders.

Distributions Received Deduction
ERShares Entrepreneur 30 ETF	25.37%
ERShares Non-US Small Cap ETF	—

For the fiscal year ended June 30, 2019, distributions paid by the each Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2019 Form 1099-DIV.

For the fiscal year ended June 30, 2019, the percentages of Qualified Dividend Income are as follows:

Qualified Dividend Income
ERShares Entrepreneur 30 ETF	25.25%
ERShares Non-US Small Cap ETF	—

The Funds declared long-term distributions of realized gains as follows:

Long-Term Capital Gains
ERShares Entrepreneur 30 ETF	$5,548
ERShares Non-US Small Cap ETF	—

The Funds declared short-term distributions of realized gains as follows:

Short-Term Capital Gains
ERShares Entrepreneur 30 ETF	$2,142,580
ERShares Non-US Small Cap ETF	—

PREMIUM/DISCOUNT INFORMATION

The chart below presents information about differences between the per share NAV of the funds and the market trading price of shares of the funds. For these purposes, the “market price” is the composite close for a fund’s shares as of the close of trading on all exchanges where a fund’s shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange-traded funds, the market price of a fund’s shares is typically slightly higher or lower than a fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

ERShares Entrepreneur 30 ETF	Calendar Year ended		Second Calendar Quarter
	December 31, 2018		ended June 30, 2019
	Number of	Percentage of	Number of	Percentage of
Premium/Discount Range	Days	Total Days	Days	Total Days
Greater than 2.0%	2	0.80	—	—
Greater than 1.5% and Less than 2.0%	2	0.80	—	—
Greater than 1.0% and Less than 1.5%	6	2.39	—	—
Greater than 0.5% and Less than 1.0%	13	5.18	—	—
Between 0.5% and -0.5%	210	83.66	63	100.00
Less than -0.5% and Greater than -1.0%	11	4.38	—	—
Less than -1.0% and Greater than -1.5%	5	1.99	—	—
Less than -1.5% and Greater than -2.0%	1	0.40	—	—
Less than -2.0%	1	0.40	—	—
	251	100.00%	63	100.00%

Annual Shareholder Report
23

Additional Information (Continued)	June 30, 2019 (Unaudited)

ERShares Non-US Small Cap ETF	Calendar Year ended		Second Calendar Quarter
	December 31, 2018(a)		ended June 30, 2019
	Number of	Percentage of	Number of	Percentage of
Premium/Discount Range	Days	Total Days	Days	Total Days
Greater than 2.0%	—	—	—	—
Greater than 1.5% and Less than 2.0%	—	—	—	—
Greater than 1.0% and Less than 1.5%	—	—	—	—
Greater than 0.5% and Less than 1.0%	—	—	9	14.29
Between 0.5% and -0.5%	2	100.00	54	85.71
Less than -0.5% and Greater than -1.0%	—	—	—	—
Less than -1.0% and Greater than -1.5%	—	—	—	—
Less than -1.5% and Greater than -2.0%	—	—	—	—
Less than -2.0%	—	—	—	—
	2	100.00%	63	100.00%

(a)	For the period from the commencement of operations on December 27, 2018.

Annual Shareholder Report
24

Additional Information (Continued)	June 30, 2019 (Unaudited)

ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

		Term of		# of
		Office(1)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
Name, Address	Held with	of Time	During Past	Overseen	Trustee During
and Birth Year	Trust	Served	5 Years	by Trustee	Past 5 Years
Non-Interested Trustees
Charles Aggouras
175 Federal St,
Suite #875
Boston, MA 02110		Since	Real estate investment
Birth Year: 1967	Trustee	2018	and development	5	None
Chairman – Bay
Colony Development
Corporation;

Former President –
George R. Berbeco			Devon Group and
175 Federal St,			General Partner –
Suite #875			Devon Capital Partners,
Boston, MA 02110		Since	LP. (commodity trading)
Birth Year: 1944	Trustee	2010	(2005 to 2009)	5	None
Interested Trustees
Member and
Joel M. Shulman, CFA(2)			principal of Weston
175 Federal St,			since 2010;
Suite #875
Boston, MA 02110	President	Since	Tenured professor
Birth Year: 1955	and Trustee	2010	at Babson College	5	None
Officer
Associate of
EntrepreneurShares
	Vice		Series Trust since 2016;
President –
	Strategy &		Former analyst –
Alissa Shulman	Investment,		Gordon Brothers
175 Federal St,	Chief		Commercial &
Suite #875	Financial		Industrial and Gordon
Boston, MA 02110	Officer	Since	Brothers-AccuVal
Birth Year: 1992	and Treasurer	2017	(2014 to 2016)	5	None

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.
(2)	Dr. Shulman is considered an interested Trustee within the meaning of the 1940 Act because of his affiliation with the Advisor.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge, upon request by calling the Funds toll free at 1-877-271-8811 or by visiting the SEC’s website (http://www.sec.gov).

Annual Shareholder Report
25

Additional Information (Continued)	June 30, 2019 (Unaudited)

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or any successor form). These filings are available on the SEC’s website www.sec.gov. In addition, the Funds’ Form N-Q is available without charge, upon request, by calling 1- 877-271-8811.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-271-8811, and (2) on the SEC’s website at www.sec.gov.

Annual Shareholder Report
26

Privacy Policy (Unaudited)

As part of the EntrepreneurShares fund family’s long tradition of trust, the confidentiality of personal information is paramount. We maintain high standards to safeguard your personal information. We will remain vigilant and professional in protecting that information and in using it in a fair and lawful manner. As part of this commitment to fulfilling your trust we have formulated this Privacy Policy.

Safeguarding Customer Information and Documents

To conduct regular business, we may collect nonpublic personal information from sources such as:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerances;

•	Account History, including information about the transactions and balances in a customer’s account; and

•
Correspondence, written, telephonic, or electronic between a customer and Seaport Global Advisors, LLC; Capital Impact Advisors, LLC; EntrepreneurShares, LLC, and/or any EntrepreneurShares Mutual Fund or Exchange-Traded Fund product; such as, ERShares Global Fund, ERShares US Large Cap Fund, ERShares US Small Cap, ERShares Entrepreneur 30 ETF, ERShares Non-US Small Cap ETF, or service providers to Seaport Global Advisors, Capital Impact, EntrepreneurShares, and/or EntrepreneurShares’ Funds.

To conduct regular business, we collect non-public customer data in checklists, forms, in written notations, and in documentation provided to us by our customers for evaluation, registration, licensing or related consulting services. We also create internal lists of such data.

EntrepreneurShares will internally safeguard your nonpublic personal information by restricting access to only those employees who provide products or services to you or those who need access to your information to service your account. In addition, we will maintain physical, electronic and procedural safeguards that meet federal and/or state standards to guard your nonpublic personal information. Failure to observe EntrepreneurShares’ procedures regarding customer and consumer privacy will result in discipline and may lead to termination.

Sharing Nonpublic Personal and Financial Information

As EntrepreneurShares shares nonpublic information solely to service our client accounts, we do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law or otherwise disclosed herein.

EntrepreneurShares is committed to the privacy and protection of our customers’ personal and financial information. We will not share any such information with any affiliated or nonaffiliated third party except:

•	When necessary to complete transactions in a customer account, such as clearing firm.
•	When required to service and/or maintain your account.
•	In order to resolve a customer dispute or inquiry.
•	With persons acting in a fiduciary or representative capacity on behalf of the customer.
•	With rating agencies, persons assessing compliance with industry standards, or to the attorneys, accountants and auditors of the firm.
•	In connection with any sale and / or merger of EntrepreneurShares’ business.
•	To prevent or protect against actual or potential fraud, identity theft, unauthorized transactions, claims or other liability.
•	To comply with all federal, state or local laws, rules, statutes and other applicable legal requirements.
•
In connection with a written agreement to provide advisory services or investment management when the information is released solely for the purpose of providing products or services covered by pursuant to the EntrepreneurShares’ Wrap Fee Program.

•	Upon the customer’s specific instruction, consent or request.

Note: When we share your nonpublic information with any third party for the reasons listed above, we make certain that there are written restrictions in place regarding the use and/or disclosure of said information.

Opt-Out Provisions

It is not a policy of EntrepreneurShares to share nonpublic personal and financial information with affiliated or unaffiliated third parties except under the circumstances noted above. Since sharing under the circumstances noted above is necessary to service customer accounts or is mandated by law, there are no allowances made for clients to opt out.

Annual Shareholder Report
27

Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Index Sponsor
EntrepreneurShares LLC
175 Federal Street, Suite #875
Boston, MA 02110

Independent Registered Public Accounting Firm
RSM US LLP
919 East Main Street, Suite 1800
Richmond, VA 23219

Custodian
Citibank, N.A.
111 Wall Street
New York, NY 10005

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Accountant, Transfer Agent And Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-877-271-8811.

Item 2. Code of Ethics.

The registrant has adopted a Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its Code of Ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the Code of Ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.  You may also receive a copy of the registrant’s Code of Ethics, upon request, by mail, by calling the registrant at 1-877-271-8811.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including a review of excise tax calculation and annual distribution requirements. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2019 RSM US LLP	FYE 6/30/2018 RSM US LLP
Audit Fees	$80,250	$65,750
Audit-Related Fees	$0	$0
Tax Fees	$15,200	$11,950
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by RSM US LLP for the fiscal year ended June 30, 2019 and for the fiscal year ended June 30, 2018 applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2019 RSM US LLP	FYE 6/30/2018 RSM US LLP
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2019 RSM US LLP	FYE 6/30/2018 RSM US LLP
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Exchange Act.  All of the Board’s independent Trustees, Charles Aggouras and George R. Berbeco, are members of the audit committee.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

For the purposes of this Item, there have not been any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       EntrepreneurShares Series Trust

By (Signature and Title)*                 /s/ Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date     September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date     September 4, 2019

By (Signature and Title)*                 /s/ Alissa Shulman
Alissa Shulman, Treasurer

Date     September 4, 2019

* Print the name and title of each signing officer under his or her signature.